                                           AIM BALANCED-RISK RETIREMENT NOW FUND
                                   (formerly known as AIM Independence Now Fund)
                                          AIM BALANCED-RISK RETIREMENT 2010 FUND
                                  (formerly known as AIM Independence 2010 Fund)
                                          AIM BALANCED-RISK RETIREMENT 2020 FUND
                                  (formerly known as AIM Independence 2020 Fund)
                                          AIM BALANCED-RISK RETIREMENT 2030 FUND
                                  (formerly known as AIM Independence 2030 Fund)
                                          AIM BALANCED-RISK RETIREMENT 2040 FUND
                                  (formerly known as AIM Independence 2040 Fund)
                                          AIM BALANCED-RISK RETIREMENT 2050 FUND
                                  (formerly known as AIM Independence 2050 Fund)

                                                          ----------------------
                                                                     PROSPECTUS
                                                          ----------------------
                                                               November 4, 2009
                                                   as revised February 18, 2010

AIM Balanced-Risk Retirement Now Fund's investment objective is to provide real return and, as a secondary objective, capital preservation.

AIM Balanced-Risk Retirement 2010 Fund's, AIM Balanced-Risk Retirement 2020 Fund's, AIM Balanced-Risk Retirement 2030 Fund's, AIM Balanced-Risk Retirement 2040 Fund's and AIM Balanced-Risk Retirement 2050 Fund's investment objectives are to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C, R and Y shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                      1
- - - - - - - - - - - - - - - - - - - - - - - -
OBJECTIVES AND STRATEGIES                    1
- - - - - - - - - - - - - - - - - - - - - - - -
AIM Balanced-Risk Retirement Now Fund        1
AIM Balanced-Risk Retirement 2010 Fund       1
AIM Balanced-Risk Retirement 2020 Fund       2
AIM Balanced-Risk Retirement 2030 Fund       2
AIM Balanced-Risk Retirement 2040 Fund       3
AIM Balanced-Risk Retirement 2050 Fund       3
All Funds                                    4
AIM Balanced-Risk Allocation Fund
  Summary                                    5

RISKS                                        6
- - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                      9
- - - - - - - - - - - - - - - - - - - - - - - -
ANNUAL TOTAL RETURNS                         9
- - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE TABLE                           12
- - - - - - - - - - - - - - - - - - - - - - - -
FEE TABLE AND EXPENSE EXAMPLE               16
- - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                   16
Expense Example                             19

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                               21
- - - - - - - - - - - - - - - - - - - - - - - -

DISCLOSURE OF PORTFOLIO HOLDINGS            26
- - - - - - - - - - - - - - - - - - - - - - - -
FUND MANAGEMENT                             26
- - - - - - - - - - - - - - - - - - - - - - - -
The Advisors                                26
Advisor Compensation                        27
Portfolio Managers                          27
OTHER INFORMATION                           28
- - - - - - - - - - - - - - - - - - - - - - - -
Sales Charges                               28
Dividends and Distributions                 28
FINANCIAL HIGHLIGHTS                        29
- - - - - - - - - - - - - - - - - - - - - - - -
GENERAL INFORMATION                        A-1
- - - - - - - - - - - - - - - - - - - - - - - -
Choosing a Share Class                     A-1

Share Class Eligibility                    A-1

Distribution and Service (12b-1) Fees      A-2

Initial Sales Charges (Class A Shares
  Only)                                    A-2

Contingent Deferred Sales Charges
  (CDSCs)                                  A-4

Redemption Fees                            A-4

Purchasing Shares                          A-5

Redeeming Shares                           A-6

Exchanging Shares                          A-8

Rights Reserved by the Funds               A-8

Excessive Short-Term Trading Activity
  (Market Timing) Disclosures              A-8

Pricing of Shares                          A-9

Taxes                                     A-11

Payments to Financial Intermediaires      A-12

Important Notice Regarding Delivery of
  Security Holder Documents               A-12
OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Ltd.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES


AIM BALANCED-RISK RETIREMENT NOW FUND (BALANCED-RISK RETIREMENT NOW)
The fund's investment objective is to provide real return and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among Balanced-Risk Allocation and two affiliated money market funds according to a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk -- the risk that an investor outlives their retirement savings. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    Consistent with the fund's real return and capital preservation objectives, the fund is designed for investors who expect to need all or most of their money in the fund at retirement and for investors who plan to withdraw the value of their account in the fund gradually after retirement. The fund has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

    An investment in the fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the fund will provide adequate income at or through your retirement.

AIM BALANCED-RISK RETIREMENT 2010 FUND (BALANCED-RISK RETIREMENT 2010)
The fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among Balanced-Risk Allocation and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    The fund is designed for investors whose target retirement date is in or about the year 2010. The date in the fund name, 2010, refers to the approximate date an investor in the fund plans to retire and stop making new investments in the fund. Consistent with the fund's final target allocation and the resulting real return and capital preservation objectives, the fund is designed for investors who expect to need all or most of their money in the fund at the target date and for investors who plan to withdraw the value of their account in the fund gradually after retirement, in or about the year 2010. The fund has an approximate target asset allocation of 63% in Balanced-Risk Allocation and 37% in two affiliated money market funds (approximately 18.5% in the Liquid Assets Portfolio and 18.5% in the Premier Portfolio), as of November 4, 2009.

    The following table lists the expected market exposure through the underlying fund, Balanced-Risk Allocation, to equities, commodities and fixed income. The table also includes the expected market exposure through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Balanced-Risk Allocation to reflect the near-term market environment around the strategic allocations. Due to the use of leverage in the underlying fund, Balanced-Risk Allocation, the percentages may not equal 100%.

                                                                        1 YEAR FROM RETIREMENT
                                                               ----------------------------------------
                                                               MINIMUM   STRATEGIC ALLOCATION   MAXIMUM
                                                               ----------------------------------------
Equities                                                         10.1%           19.0%            40.0%
-------------------------------------------------------------------------------------------------------
Commodities                                                       8.8%           13.9%            22.8%
-------------------------------------------------------------------------------------------------------
Fixed Income                                                     30.6%           54.4%            87.6%
-------------------------------------------------------------------------------------------------------
Cash Equivalents                                                 37.0%           37.0%            37.0%
-------------------------------------------------------------------------------------------------------




    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Reflecting a pre-retiree's need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement date, the fund is currently transitioning from an accumulation strategy to a real return strategy. This is occurring through a gradual reduction in the allocation to Balanced-Risk Allocation and increasing the allocation to cash. Once the fund reaches its target retirement date, the fund's asset allocation is anticipated to become a static allocation similar to that of Balanced-Risk Retirement Now. At the target retirement date, the fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk -- the risk that an investor outlives their retirement savings. Balanced-Risk Retirement Now has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

AIM BALANCED-RISK RETIREMENT 2020 FUND (BALANCED-RISK RETIREMENT 2020)

The fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among Balanced-Risk Allocation and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    The fund is designed for investors whose target retirement date is in or about the year 2020. The date in the fund name, 2020, refers to the approximate date an investor in the fund plans to retire and stop making new investments in the fund. Consistent with the fund's final target allocation and the resulting real return and capital preservation objectives, the fund is designed for investors that expect to need all or most of their money in the fund at the target date and for investors who plan to withdraw the value of their account in the fund gradually after retirement, in or about the year 2020. The fund has an approximate target asset allocation of 100% in Balanced-Risk Allocation, as of November 4, 2009.

    The fund will invest 100% of it's assets in Balanced Risk Allocation until approximately 10 years prior to the fund's target retirement date at which time the fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Balanced-Risk Retirement 2020 will begin moving to cash in the year 2010. This will occur by gradually reducing the allocation to Balanced-Risk Allocation and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the fund reaches it's target retirement date, the fund's asset allocation is anticipated to become a static allocation similar to that of Balanced-Risk Retirement Now. At the target retirement date, the fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Balanced-Risk Retirement Now has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

AIM BALANCED-RISK RETIREMENT 2030 FUND (BALANCED-RISK RETIREMENT 2030)

The fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among Balanced-Risk Allocation and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    The fund is designed for investors whose target retirement date is in or about the year 2030. The date in the fund name, 2030, refers to the approximate date an investor in the fund plans to retire and stop making new investments in the fund. Consistent with the fund's final target allocation and the resulting real return and capital preservation objectives, the fund is designed for investors that expect to need all or most of their money in the fund at the target date and for investors who plan to withdraw the value of their account in the fund gradually after retirement, in or about the year 2030. The fund has an approximate target asset allocation of 100% in Balanced-Risk Allocation, as of November 4, 2009.

    The fund will invest 100% of it's assets in Balanced Risk Allocation until approximately 10 years prior to the fund's target retirement date at which time the fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Balanced-Risk Retirement 2020 will begin moving to cash in the year 2010. This will occur by gradually reducing the allocation to Balanced-Risk Allocation and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the fund reaches it's target retirement date, the fund's asset allocation is anticipated to become a static allocation similar to that of Balanced-Risk Retirement Now. At the target retirement date, the fund will follow a real return strategy designed

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Balanced-Risk Retirement Now has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

AIM BALANCED-RISK RETIREMENT 2040 (BALANCED-RISK RETIREMENT 2040)

The fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among Balanced-Risk Allocation and the money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    The fund is designed for investors whose target retirement date is in or about the year 2040. The date in the fund name, 2040, refers to the approximate date an investor in the fund plans to retire and stop making new investments in the fund. Consistent with the fund's final target allocation and the resulting real return and capital preservation objectives, the fund is designed for investors that expect to need all or most of their money in the fund at the target date and for investors who plan to withdraw the value of their account in the fund gradually after retirement, in or about the year 2040. The fund has an approximate target asset allocation of 100% in Balanced-Risk Allocation, as of November 4, 2009.

    The fund will invest 100% of it's assets in Balanced Risk Allocation until approximately 10 years prior to the fund's target retirement date at which time the fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Balanced-Risk Retirement 2020 will begin moving to cash in the year 2010. This will occur by gradually reducing the allocation to Balanced-Risk Allocation and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the fund reaches it's target retirement date, the fund's asset allocation is anticipated to become a static allocation similar to that of Balanced-Risk Retirement Now. At the target retirement date, the fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Balanced-Risk Retirement Now has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

AIM BALANCED-RISK RETIREMENT 2050 FUND (BALANCED-RISK RETIREMENT 2050)

The fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among the Balanced-Risk Allocation and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    The fund is designed for investors whose target retirement date is in or about the year 2050. The date in the fund name, 2050, refers to the approximate date an investor in the fund plans to retire and stop making new investments in the fund. Consistent with the fund's final target allocation and the resulting real return and capital preservation objectives, the fund is designed for investors that expect to need all or most of their money in the fund at the target date and for investors who plan to withdraw the value of their account in the fund gradually after retirement, in or about the year 2050. The fund has an approximate target asset allocation of 100% in Balanced-Risk Allocation, as of November 4, 2009.

    The fund will invest 100% of it's assets in Balanced Risk Allocation until approximately 10 years prior to the fund's target retirement date at which time the fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Balanced-Risk Retirement 2020 will begin moving to cash in the year 2010. This will occur by gradually reducing the allocation to Balanced-Risk Allocation and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the fund reaches it's target retirement date, the fund's asset allocation is anticipated to become a static allocation similar to that of Balanced-Risk Retirement Now. At the target retirement date, the fund will follow a real return strategy designed

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Balanced-Risk Retirement Now has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

ALL FUNDS

Each fund is a "fund of funds" and invests its assets in underlying funds rather than directly in individual securities. The underlying funds in which the funds invest are mutual funds advised by Invesco Aim Advisors, Inc. (the advisor or Invesco Aim). The funds and the underlying funds in which they invest are part of the same group of investment companies. Invesco Aim is an indirect wholly-owned subsidiary of Invesco Ltd.

    Each fund is non-diversified, which means that it may invest a greater percentage of its assets in any one issuer than may a diversified fund.

    The advisor monitors the selection of underlying funds to ensure that they continue to conform to expectations and will periodically rebalance a fund's investments in the underlying funds to keep them within their target weightings. The advisor may change a fund's asset class allocations, underlying funds or target weightings in the underlying funds without shareholder approval. Each fund currently expects to hold between 1 and 3 underlying funds.

    A list of the underlying funds and their approximate target fund weightings as of November 4, 2009 is set forth below:

                                    BALANCED-RISK    BALANCED-RISK    BALANCED-RISK    BALANCED-RISK    BALANCED-RISK
                                      RETIREMENT       RETIREMENT       RETIREMENT       RETIREMENT       RETIREMENT
UNDERLYING FUNDS                         2050             2040             2030             2020             2010
---------------------------------------------------------------------------------------------------------------------
Balanced-Risk Allocation                100.00%          100.00%          100.00%          100.00%          63.00%
---------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                   0.00%            0.00%            0.00%            0.00%          18.50%
---------------------------------------------------------------------------------------------------------------------
Premier Portfolio                         0.00%            0.00%            0.00%            0.00%          18.50%
---------------------------------------------------------------------------------------------------------------------
TOTAL                                      100%             100%             100%             100%            100%
---------------------------------------------------------------------------------------------------------------------

                                    BALANCED-RISK
                                      RETIREMENT
UNDERLYING FUNDS                         NOW
-------------------------------------------------
Balanced-Risk Allocation                60.00%
-------------------------------------------------
Liquid Assets Portfolio                 20.00%
-------------------------------------------------
Premier Portfolio                       20.00%
-------------------------------------------------
TOTAL                                     100%
-------------------------------------------------



Note: Target fund weightings are rounded to the nearest hundredths and may not add to 100% due to rounding. See Statement of Additional Information for exact target weightings.

    Each fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. Each fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if a fund takes a temporary defensive position. A fund may take a temporary defensive position when it receives unusually large redemption requests or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect a fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, a fund may not achieve its investment objective.

    Once the asset allocation of each of Balanced-Risk Retirement 2010, Balanced-Risk Retirement 2020, Balanced-Risk Retirement 2030, Balanced-Risk Retirement 2040 and Balanced-Risk Retirement 2050 (each, a target date fund) has become similar to the asset allocation of the Balanced-Risk Retirement Now, the Board of Trustees may approve combining each such target date fund with Balanced-Risk Retirement Now if they determine that such a combination is in the best interests of the target date fund's shareholders. Such a combination will result in the shareholders of the target date fund owning shares of Balanced-Risk Retirement Now rather than their target date fund. The advisor expects such a combination to generally occur during the year of each fund's target retirement date, as indicated in its name. The Board of Trustees of the target date funds can vote on whether to approve these combinations without shareholder approval, although shareholders will be provided with advance notice in writing of any combination affecting their target date funds.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The following chart displays how the advisor expects the asset allocations for the funds to change as their target retirement dates approach. The funds employ a risk-balanced optimization process which accounts for the flat glide path (The glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Balanced-Risk Allocation and increasing the allocation to money market funds. The actual asset allocations for the funds may differ from those shown in the chart below.

                                     (CHART)


    The following table lists the expected market exposure through the underlying fund, Balanced-Risk Allocation, to equities, commodities and fixed income. The table also includes the expected market exposure through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Balanced-Risk Allocation to reflect the near-term market environment around the strategic allocations. Due to the use of leverage in the underlying fund, Balanced-Risk Allocation, the percentages may not equal 100%.

                              10-50 YEARS FROM RETIREMENT        5 YEARS FROM RETIREMENT            AT RETIREMENT DATE
                            ------------------------------   ------------------------------   ------------------------------
                                       STRATEGIC                        STRATEGIC                        STRATEGIC
                            MINIMUM   ALLOCATION   MAXIMUM   MINIMUM   ALLOCATION   MAXIMUM   MINIMUM   ALLOCATION   MAXIMUM
                            -------   ----------   -------   -------   ----------   -------   -------   ----------   -------
Equities                      15.8%      29.6%       62.5%     12.6%      23.7%       50.0%      9.5%      17.8%       37.5%
----------------------------------------------------------------------------------------------------------------------------
Commodities                   13.7%      20.8%       35.6%     11.0%      17.4%       28.5%      8.2%      13.0%       21.4%
----------------------------------------------------------------------------------------------------------------------------
Fixed Income                  47.8%      81.6%      136.9%     38.3%      68.0%      109.5%     28.7%      51.0%       82.1%
----------------------------------------------------------------------------------------------------------------------------
Cash Equivalents               0.0%       0.0%        0.0%     20.0%      20.0%       20.0%     40.0%      40.0%       40.0%
----------------------------------------------------------------------------------------------------------------------------




    The following table is intended to help investors select an appropriate fund in which to invest, based upon their target retirement date.

TARGET RETIREMENT DATE                                                             FUND
----------------------                                                             ----
Retire before 2010                                                    Balanced-Risk Retirement Now
2010 - 2014                                                           Balanced-Risk Retirement 2010
2015 - 2024                                                           Balanced-Risk Retirement 2020
2025 - 2034                                                           Balanced-Risk Retirement 2030
2035 - 2044                                                           Balanced-Risk Retirement 2040
2045 - 2054                                                           Balanced-Risk Retirement 2050


AIM BALANCED-RISK ALLOCATION FUND (BALANCED-RISK ALLOCATION) SUMMARY

As the primary underlying fund of the funds, Balanced-Risk Allocation's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Balanced-Risk Allocation's investment objective may be changed by its Board of Trustees without shareholder approval.

    Balanced-Risk Allocation seeks to achieve its investment objective by investing, under normal market conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Balanced-Risk Allocation may invest in futures, swap agreements, including total return swaps, U.S. and foreign government debt securities and other securities and financially-linked instruments. Balanced-Risk Allocation will also invest in the Invesco Aim Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange traded notes and other securities and financially-linked instruments. Balanced-

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


Risk Allocation will maintain a significant percentage of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for Balanced-Risk Allocation's obligations under derivative transactions. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation could lose more than originally invested in the derivative.

    Balanced-Risk Allocation will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary is advised by the advisor and has a similar investment objective as Balanced-Risk Allocation. The Subsidiary, unlike Balanced-Risk Allocation, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes
(ETNs), that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary's derivative positions. Balanced-Risk Allocation may invest up to 25% of its total assets in the Subsidiary. Balanced-Risk Allocation will be subject to the risks associated with any investments by the Subsidiary to the extent of Balanced-Risk Allocation's investment in the Subsidiary.

    Relative to traditional balanced portfolios, Balanced-Risk Allocation will seek to provide greater capital loss protection during down markets. The portfolio's management team will seek to accomplish this through a three-step investment process.

    The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset's theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Balanced-Risk Allocation.

    The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create an optimized portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Balanced-Risk Allocation.

    The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas -- opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure -- by setting controlled tactical ranges around the optimal long-term asset allocation. The tactical ranges differ for each asset based on the management team's estimates of such asset's volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash, and cash equivalent instruments, including affiliated money market funds. By using derivatives, Balanced-Risk Allocation is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

    Balanced-Risk Allocation is non-diversified, which means that it may invest a greater percentage of its assets in any one issuer than may a diversified fund.

    Balanced-Risk Allocation's investments in the types of securities described in the prospectus vary from time to time, and at any time, Balanced-Risk Allocation may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of Balanced-Risk Allocation are applied at the time of purchase.

    Balanced-Risk Allocation and the Subsidiary employ a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, Balanced-Risk Allocation and the Subsidiary generally maintain a substantial amount of their assets in cash and cash equivalents. Cash and cash equivalents will be posted as required margin for futures contracts, as required segregation under Securities and Exchange Commission rules and to collateralize swap exposure. Additional cash or cash equivalents will be maintained to meet redemptions. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, Balanced-Risk Allocation or the Subsidiary may temporarily hold an even greater portion of its assets in cash, cash equivalents (including affiliated money market funds) or high quality debt instruments than it holds under normal circumstances. As a result Balanced-Risk Allocation or the Subsidiary may not achieve its investment objective.

    The Subsidiary has a similar objective to Balanced-Risk Allocation's and generally employs a similar investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

RISKS

    Because each fund is a fund of funds, each fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the funds and the underlying funds are set forth below:

    Fund of Funds Risk -- Each fund pursues its investment objective by investing its assets in underlying funds rather than investing directly in stocks, bonds, cash or other investments. Each fund's investment performance depends on the investment performance of the underlying funds in

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


which it invests. An investment in a fund, because it is a fund of funds, is subject to the risks associated with investments in the underlying funds in which the fund invests. Each fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which it invests.

    There is a risk that the advisor's evaluations and assumptions regarding a fund's broad asset classes or the underlying funds in which a fund invests may be incorrect based on actual market conditions. In addition, at times the segment of the market represented by an underlying fund may be out of favor and under perform other segments (e.g. growth stocks). There is a risk that a fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, a fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the funds invest, and may be subject to potential conflicts of interest in selecting underlying funds because the advisor and an affiliate of the advisor, may receive higher fees from certain underlying funds than others. However, as a fiduciary to each fund, the advisor is required to act in the funds' best interest when selecting underlying funds.

    Market Risk--The prices of and the income generated by securities held by a fund may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

    Money Market Fund Risk--A fund's investment in money market funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the funds. Each money market fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--A fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of a fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which a fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The funds may enter into repurchase agreements. If the seller of a repurchase agreement in which a fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that a fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Foreign Securities Risk--The dollar value of a fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of a fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

    Developing Markets Securities Risk--The factors described above for "Foreign Securities Risk" may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries (i.e., those that are in the initial stages of their industrial cycle) have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    Commodity Risk--A fund or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject the fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leverage ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

    Subsidiary Risk--By investing in the Subsidiary, Balanced-Risk Allocation is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the funds and are subject to the same risks that apply to similar investments if held directly by the funds. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Balanced-Risk Allocation, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Balanced-Risk Allocation and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the funds.

    Derivatives Risk--Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund. In addition, the use of certain derivatives may cause the fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates.)

    Leverage Risk--Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. A fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause a fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities. There can be no assurance that a fund's leverage strategy will be successful.

    Counterparty Risk--Individually negotiated, or over-the-counter, derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction of the fund.

    Currency/Exchange Rate Risk--A fund may buy or sell currencies other than the U.S. Dollar and use derivatives involving foreign currencies in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

    Limited Number of Holdings Risk--Because a large percentage of a fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investments in the fund.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by a fund's portfolio managers will produce the desired results.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Non-Diversification Risk--Because it is non-diversified, a fund, other than the money market funds, may invest in securities of fewer issuers than if it were diversified. Thus, the value of a fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar charts show the performance of the funds' Class A shares. The bar charts do not reflect sales loads. If they did, the annual total returns shown would be lower.

BALANCED-RISK RETIREMENT NOW



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                   RETURNS
----------------------                                                   -------
2008..................................................................   -17.45%




---------------------

BALANCED-RISK RETIREMENT 2010



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                   RETURNS
----------------------                                                   -------
2008..................................................................   -19.11%




---------------------

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

PERFORMANCE INFORMATION (continued)
--------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2020



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                   RETURNS
----------------------                                                   -------
2008..................................................................   -27.53%




---------------------

BALANCED-RISK RETIREMENT 2030



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                   RETURNS
----------------------                                                   -------
2008..................................................................   -33.64%




---------------------

BALANCED-RISK RETIREMENT 2040



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                   RETURNS
----------------------                                                   -------
2008..................................................................   -36.00%




---------------------

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

PERFORMANCE INFORMATION (continued)
--------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2050



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                   RETURNS
----------------------                                                   -------
2008..................................................................   -37.51%




---------------------



    The Class A shares' year-to-date total return for each fund as of September 30, 2009 was as follows:

                                          YEAR-TO-DATE TOTAL RETURN
FUND                                         (SEPTEMBER 30, 2009)
----------------------------------------------------------------------
Balanced-Risk Retirement Now--Class A               13.92%

Balanced-Risk Retirement 2010--Class A              15.03%

Balanced-Risk Retirement 2020--Class A              21.79%

Balanced-Risk Retirement 2030--Class A              27.01%

Balanced-Risk Retirement 2040--Class A              28.57%

Balanced-Risk Retirement 2050--Class A              29.30%
----------------------------------------------------------------------




    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                     HIGHEST QUARTERLY RETURN     LOWEST QUARTERLY RETURN
FUND                                      (QUARTER ENDED)             (QUARTER ENDED)
------------------------------------------------------------------------------------------------
Balanced-Risk Retirement               -0.52%   June 30, 2008    -8.89%   December 31, 2008
  Now--Class A
Balanced-Risk Retirement               -0.73%   June 30, 2008    -9.84%   December 31, 2008
  2010--Class A
Balanced-Risk Retirement               -1.28%   June 30, 2008   -15.38%   December 31, 2008
  2020--Class A
Balanced-Risk Retirement               -1.98%   June 30, 2008   -19.67%   December 31, 2008
  2030--Class A
Balanced-Risk Retirement               -2.68%   June 30, 2008   -21.26%   December 31, 2008
  2040--Class A
Balanced-Risk Retirement               -2.93%   June 30, 2008   -22.34%   December 31, 2008
  2050--Class A
------------------------------------------------------------------------------------------------


          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

PERFORMANCE INFORMATION (continued)
--------------------------------------------------------------------------------




PERFORMANCE TABLE
The following performance table compares each fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark, as applicable. Each fund's performance reflects payment of sales loads, if applicable. The benchmarks may not reflect payment of fees, expenses or taxes. The funds are not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the funds may deviate significantly from the performance of the benchmarks shown below.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                                         SINCE       INCEPTION
(for the periods ended December 31, 2008)                                                  1 YEAR    INCEPTION(1)       DATE
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT NOW --
Class A                                                                                                               01/31/07
  Return Before Taxes                                                                      (21.99)%     (10.57)%
  Return After Taxes on Distributions                                                      (23.52)      (12.35)
  Return After Taxes on Distributions and Sale of Fund Shares                              (14.04)       (9.72)
Class B                                                                                                               01/31/07
  Return Before Taxes                                                                      (21.93)      (10.30)
Class C                                                                                                               01/31/07
  Return Before Taxes                                                                      (18.93)       (8.63)
Class R                                                                                                               01/31/07
  Return Before Taxes                                                                      (17.66)       (8.14)
Class Y(2)                                                                                                            01/31/07(2)
  Return Before Taxes                                                                      (17.39)       (7.87)
---------------------------------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(3)                                                   (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays Capital U.S. Aggregate Index(4)     (22.04)       (9.80)       01/31/07
Custom Independence Now Index(4,5)                                                         (13.84)       (4.71)       01/31/07
Custom Balanced-Risk Retirement Now Index(4,6)                                                 --           --
Lipper Mixed-Asset Target Allocation Conservative Funds Index(4,7)                         (16.20)       (6.44)       01/31/07
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2010 --
Class A                                                                                                               01/31/07
  Return Before Taxes                                                                      (23.54)      (11.43)
  Return After Taxes on Distributions                                                      (24.67)      (12.65)
  Return After Taxes on Distributions and Sale of Fund Shares                              (15.16)      (10.23)
Class B                                                                                                               01/31/07
  Return Before Taxes                                                                      (23.52)      (11.23)
Class C                                                                                                               01/31/07
  Return Before Taxes                                                                      (20.41)       (9.39)
Class R                                                                                                               01/31/07
  Return Before Taxes                                                                      (19.20)       (8.96)
Class Y(2)                                                                                                            01/31/07(2)
  Return Before Taxes                                                                      (18.96)       (8.70)
---------------------------------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(3)                                                   (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays Capital U.S. Aggregate Index(8)     (22.04)       (9.80)       01/31/07
Custom Independence 2010 Index(5,8)                                                        (15.68)       (5.76)       01/31/07
Custom Balanced-Risk Retirement 2010 Index(6,8)                                                --           --
Lipper Mixed-Asset Target 2010 Funds Index(8,9)                                            (22.20)       (9.96)       01/31/07
---------------------------------------------------------------------------------------------------------------------------------

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

PERFORMANCE INFORMATION (continued)
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                                         SINCE       INCEPTION
(for the periods ended December 31, 2008)                                                  1 YEAR    INCEPTION(1)       DATE
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2020 --
Class A                                                                                                               01/31/07
  Return Before Taxes                                                                      (31.51)      (16.91)
  Return After Taxes on Distributions                                                      (32.29)      (17.78)
  Return After Taxes on Distributions and Sale of Fund Shares                              (20.31)      (14.54)
Class B                                                                                                               01/31/07
  Return Before Taxes                                                                      (31.49)      (16.72)
Class C                                                                                                               01/31/07
  Return Before Taxes                                                                      (28.91)      (15.16)
Class R                                                                                                               01/31/07
  Return Before Taxes                                                                      (27.72)      (14.63)
Class Y(2)                                                                                                            01/31/07(2)
  Return Before Taxes                                                                      (27.49)      (14.40)
---------------------------------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(3)                                                   (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays Capital U.S. Aggregate Index(10)    (22.04)       (9.80)       01/31/07
Custom Independence 2020 Index(5,10)                                                       (23.59)      (10.73)       01/31/07
Custom Balanced-Risk Retirement 2020 Index(6,10)                                               --           --
Lipper Mixed-Asset Target 2020 Funds Index(10,11)                                          (29.05)      (14.23)       01/31/07
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2030 --
Class A                                                                                                               01/31/07
  Return Before Taxes                                                                      (37.32)      (20.80)
  Return After Taxes on Distributions                                                      (37.87)      (21.56)
  Return After Taxes on Distributions and Sale of Fund Shares                              (24.04)      (17.63)
Class B                                                                                                               01/31/07
  Return Before Taxes                                                                      (37.37)      (20.63)
Class C                                                                                                               01/31/07
  Return Before Taxes                                                                      (34.81)      (19.02)
Class R                                                                                                               01/31/07
  Return Before Taxes                                                                      (33.92)      (18.71)
Class Y(2)                                                                                                            01/31/07(2)
  Return Before Taxes                                                                      (33.60)      (18.41)
---------------------------------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(3)                                                   (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays Capital U.S. Aggregate Index(12)    (22.04)       (9.80)       01/31/07
Custom Independence 2030 Index(5,12)                                                       (31.29)      (15.74)       01/31/07
Custom Balanced-Risk Retirement 2030 Index(6,12)                                               --           --
Lipper Mixed-Asset Target 2030 Funds Index(12,13)                                          (35.76)      (18.32)       01/31/07
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2040 --
Class A                                                                                                               01/31/07
  Return Before Taxes                                                                      (39.50)      (22.36)
  Return After Taxes on Distributions                                                      (39.96)      (23.08)
  Return After Taxes on Distributions and Sale of Fund Shares                              (25.47)      (18.86)
Class B                                                                                                               01/31/07
  Return Before Taxes                                                                      (39.62)      (22.24)
Class C                                                                                                               01/31/07
  Return Before Taxes                                                                      (37.15)      (20.66)
Class R                                                                                                               01/31/07
  Return Before Taxes                                                                      (36.27)      (20.31)
Class Y(2)                                                                                                            01/31/07(2)
  Return Before Taxes                                                                      (35.96)      (20.02)
---------------------------------------------------------------------------------------------------------------------------------

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

PERFORMANCE INFORMATION (continued)
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                                         SINCE       INCEPTION
(for the periods ended December 31, 2008)                                                  1 YEAR    INCEPTION(1)       DATE
---------------------------------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(3)                                                   (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays Capital U.S. Aggregate Index(14)    (22.04)       (9.80)       01/31/07
Custom Independence 2040 Index(5,14)                                                       (34.79)      (18.10)       01/31/07
Custom Balanced-Risk Retirement 2040 Index(6,14)                                               --           --
Lipper Mixed-Asset Target 2040 Funds Index(14,15)                                          (37.36)      (20.04)       01/31/07
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2050 --
Class A                                                                                                               01/31/07
  Return Before Taxes                                                                      (40.95)      (23.42)
  Return After Taxes on Distributions                                                      (41.46)      (24.20)
  Return After Taxes on Distributions and Sale of Fund Shares                              (26.32)      (19.72)
Class B                                                                                                               01/31/07
  Return Before Taxes                                                                      (41.03)      (23.32)
Class C                                                                                                               01/31/07
  Return Before Taxes                                                                      (38.59)      (21.72)
Class R                                                                                                               01/31/07
  Return Before Taxes                                                                      (37.78)      (21.42)
Class Y(2)                                                                                                            01/31/07(2)
  Return Before Taxes                                                                      (37.46)      (21.10)
---------------------------------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(3)                                                   (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays Capital U.S. Aggregate Index(16)    (22.04)       (9.80)       01/31/07
Custom Independence 2050 Index(5,16)                                                       (37.27)      (19.81)       01/31/07
Custom Balanced-Risk Retirement 2050 Index(6,16)                                               --           --
Lipper Mixed-Asset Target 2050+ Funds Category Average(16,17)                              (38.93)      (21.51)       01/31/07
---------------------------------------------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Y shares will vary.

 (1) Since inception performance is only provided for a class with less than ten calendar years of performance.

 (2) The returns shown for these periods are the returns of the actual performance of the fund's Class Y shares since inception blended with the historical performance of the fund's Class A shares at net asset value which reflects the Rule 12b-1 fee as well as any fee waivers or expense reimbursements applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class Y shares is October 3, 2008.

 (3) The fund has elected to use the Standard & Poor's 500 Index as its broad-based benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

 (4) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the name and composition of the Custom Independence Now Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement Now Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement Now Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target Allocation Conservative Funds Index (which may or may not include the fund) is included for comparison to a peer group.

 (5) The Custom Independence Indexes, created by Invesco Aim to serve as style specific benchmarks for the Independence Funds, are composed of the following indexes: Russell 3000, Morgan Stanley Capital International Europe, Australasia and Far East, FTSE National Association of Real Estate Investment Trusts Equity Real Estate Investment Trusts, Barclays Capital U.S. Universal and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the funds. Therefore, the current composition of the indexes does not reflect their historical composition. The Russell 3000(R) Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell(R) is a trademark of the Frank Russell Co. The MSCI EAFE(R) Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS. The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.

 (6) The Custom Balanced-Risk Retirement Indexes are created by Invesco Aim to serve as style specific benchmark for Balanced-Risk Retirement Funds. From the inception of the funds to November 4, 2009, the indexes were composed of the corresponding Custom Independence Index. November 4, 2009 through November 30, 2009, the indexes were composed of the Morgan Stanley Capital International World Index, JPM Global Government Bonds Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. Since December 1, 2009, the indexes are composed of the Morgan Stanley Capital International World Index, Barclays Capital

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

     PERFORMANCE INFORMATION (continued)
     -



     US Aggregate Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the funds. Therefore, the current composition of the indexes does not reflect their historical composition and will likely be altered in the future to better reflect the objective of the funds. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The JP Morgan Global Government Bonds Index is a market capitalization weighted index that tracks government bond securities of developed markets. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.

 (7) The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category. These funds, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

 (8) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2010 Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement 2010 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2010 Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target 2010 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

 (9) The Lipper Mixed-Asset Target 2010 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2010 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2010.

 (10) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the composition of the Custom Independence 2020 Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement 2020 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2020 Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target 2020 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

 (11) The Lipper Mixed-Asset Target 2020 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2020 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.

 (12) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the name and composition of the Custom Independence 2030 Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement 2030 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2030 Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target 2030 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

 (13) The Lipper Mixed-Asset Target 2030 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2030 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026, to December 31, 2030.

 (14) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2040 Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement 2040 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2040 Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target 2040 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

 (15) The Lipper Mixed-Asset Target 2040 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target 2040 Funds category. The funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040.

 (16) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2050 Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement 2050 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2050 Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target 2050+ Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

 (17) The Lipper Mixed-Asset Target 2050+ Funds Category Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045. For those funds where the new Lipper index has less than a 5-year history, the category average will be used until the Lipper index has sufficient history."

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the funds:


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from your investment)             CLASS A     CLASS B     CLASS C     CLASS R     CLASS Y
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)                         5.50%       None        None        None        None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
proceeds, whichever is less)                            None(1)     5.00%       1.00%       None(1)     None
----------------------------------------------------------------------------------------------------------------



(1) A contingent deferred sales charge may apply in some cases. See "General Information--Contingent Deferred Sales Charges (CDSCs)."

ANNUAL FUND OPERATING EXPENSES(1)--BALANCED-RISK RETIREMENT NOW
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted from fund assets)         CLASS A     CLASS B     CLASS C     CLASS R     CLASS Y(2)
-------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                      None        None        None        None          None

Distribution and/or Service (12b-1) Fees                0.25%       1.00%       1.00%       0.50%         None

Other Expenses                                         11.63       11.63       11.63       11.63         11.63

Acquired Fund Fees and Expenses(4)                      0.56        0.56        0.56        0.56          0.56

Total Annual Fund Operating Expenses                   12.44       13.19       13.19       12.69         12.19

Fee Waiver(5)                                          11.63       11.63       11.63       11.63         11.63

Net Annual Fund Operating Expenses                      0.81        1.56        1.56        1.06          0.56
-------------------------------------------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.
(3) The Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds' investments in underlying funds also advised by Invesco Aim. See Acquired Fund Fees and Expenses below.
(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the fund invests in also bear a portion of the fund fees and expenses of the investment companies they invest in which are estimated to be 0.07%.
(5) Effective November 4, 2009, the fund's advisor has contractually agreed, through at least November 4, 2010, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00% of average daily net assets, respectively. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Fee waivers have been restated to reflect this agreement.

ANNUAL FUND OPERATING EXPENSES(1)--BALANCED-RISK RETIREMENT 2010
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted from fund assets)         CLASS A     CLASS B     CLASS C     CLASS R     CLASS Y(2)
-------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                      None        None        None        None         None

Distribution and/or Service (12b-1) Fees                0.25%       1.00%       1.00%       0.50%        None

Other Expenses                                          5.21        5.21        5.21        5.21         5.21

Acquired Fund Fees and Expenses(4)                      0.56        0.56        0.56        0.56         0.56

Total Annual Fund Operating Expenses                    6.02        6.77        6.77        6.27         5.77

Fee Waiver(5)                                           5.21        5.21        5.21        5.21         5.21

Net Annual Fund Operating Expenses                      0.81        1.56        1.56        1.06         0.56
-------------------------------------------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.
(3) The Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds' investments in underlying funds also advised by Invesco Aim. See Acquired Fund Fees and Expenses below.
(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

    FEE TABLE AND EXPENSE EXAMPLE (continued)
    ---------------------------------------------------------------------------


    valuation of the fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the fund invests in also bear a portion of the fund fees and expenses of the investment companies they invest in which are estimated to be 0.07%.
(5) Effective November 4, 2009, the fund's advisor has contractually agreed, through at least November 4, 2010, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00% of average daily net assets, respectively. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Fee waivers have been restated to reflect this agreement.

ANNUAL FUND OPERATING EXPENSES(1)--BALANCED-RISK RETIREMENT 2020
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted from fund assets)         CLASS A     CLASS B     CLASS C     CLASS R     CLASS Y(2)
-------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                      None        None        None        None         None

Distribution and/or Service (12b-1) Fees                0.25%       1.00%       1.00%       0.50%        None

Other Expenses                                          3.23        3.23        3.23        3.23         3.23

Acquired Fund Fees and Expenses(4)                      0.79        0.79        0.79        0.79         0.79

Total Annual Fund Operating Expenses                    4.27        5.02        5.02        4.52         4.02

Fee Waiver(5)                                           3.22        3.22        3.22        3.22         3.22

Net Annual Fund Operating Expenses                      1.05        1.80        1.80        1.30         0.80
-------------------------------------------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.
(3) The Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds' investments in underlying funds also advised by Invesco Aim. See Acquired Fund Fees and Expenses below.
(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment company the fund invests in also bears a portion of the fund fees and expenses of the investment companies it invests in which are estimated to be 0.12%.
(5) Effective November 4, 2009, the fund's advisor has contractually agreed, through at least November 4, 2010, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00% of average daily net assets, respectively. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Fee waivers have been restated to reflect this agreement.

ANNUAL FUND OPERATING EXPENSES(1)--BALANCED-RISK RETIREMENT 2030
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted from fund assets)         CLASS A     CLASS B     CLASS C     CLASS R     CLASS Y(2)
-------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                      None        None        None        None         None

Distribution and/or Service (12b-1) Fees                0.25%       1.00%       1.00%       0.50%        None

Other Expenses                                          3.82        3.82        3.82        3.82         3.82

Acquired Fund Fees and Expenses(4)                      0.79        0.79        0.79        0.79         0.79

Total Annual Fund Operating Expenses                    4.86        5.61        5.61        5.11         4.61

Fee Waiver(5)                                           3.81        3.81        3.81        3.81         3.81

Net Annual Fund Operating Expenses                      1.05        1.80        1.80        1.30         0.80
-------------------------------------------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.
(3) The Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds' investments in underlying funds also advised by Invesco Aim. See Acquired Fund Fees and Expenses below.
(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment company the fund invests in also bears a portion of the fund fees and expenses of the investment companies it invests in which are estimated to be 0.12%.
(5) Effective November 4, 2009, the fund's advisor has contractually agreed, through at least November 4, 2010, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00% of average daily net assets, respectively. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

    FEE TABLE AND EXPENSE EXAMPLE (continued)
    ---------------------------------------------------------------------------


    Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
    (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Fee waivers have been restated to reflect this agreement.

ANNUAL FUND OPERATING EXPENSES(1)--BALANCED-RISK RETIREMENT 2040
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted from fund assets)         CLASS A     CLASS B     CLASS C     CLASS R     CLASS Y(2)
-------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                      None        None        None        None         None

Distribution and/or Service (12b-1) Fees                0.25%       1.00%       1.00%       0.50%        None

Other Expenses                                          8.38        8.38        8.38        8.38         8.38

Acquired Fund Fees and Expenses(4)                      0.79        0.79        0.79        0.79         0.79

Total Annual Fund Operating Expenses                    9.42       10.17       10.17        9.67         9.17

Fee Waiver(5)                                           8.36        8.36        8.36        8.36         8.36

Net Annual Fund Operating Expenses                      1.06        1.81        1.81        1.31         0.81
-------------------------------------------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.
(3) The Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds' investments in underlying funds also advised by Invesco Aim. See Acquired Fund Fees and Expenses below.
(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment company the fund invests in also bears a portion of the fund fees and expenses of the investment companies it invests in which are estimated to be 0.12%.
(5) Effective November 4, 2009, the fund's advisor has contractually agreed, through at least November 4, 2010, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00% of average daily net assets, respectively. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Fee waivers have been restated to reflect this agreement.

ANNUAL FUND OPERATING EXPENSES(1)--BALANCED-RISK RETIREMENT 2050
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted from fund assets)         CLASS A     CLASS B     CLASS C     CLASS R     CLASS Y(2)
-------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                      None        None        None        None          None

Distribution and/or Service (12b-1) Fees                0.25%       1.00%       1.00%       0.50%         None

Other Expenses                                         10.85       10.85       10.85       10.85         10.85

Acquired Fund Fees and Expenses(4)                      0.79        0.79        0.79        0.79          0.79

Total Annual Fund Operating Expenses                   11.89       12.64       12.64       12.14         11.64

Fee Waiver(5)                                          10.82       10.82       10.82       10.82         10.82

Net Annual Fund Operating Expenses                      1.07        1.82        1.82        1.32          0.82
-------------------------------------------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.
(3) The Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds' investments in underlying funds also advised by Invesco Aim. See Acquired Fund Fees and Expenses below.
(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment company the fund invests in also bears a portion of the fund fees and expenses of the investment companies it invests in which are estimated to be 0.12%.
(5) Effective November 4, 2009, the fund's advisor has contractually agreed, through at least November 4, 2010, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00% of average daily net assets, respectively. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Fee waivers have been restated to reflect this agreement.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

FEE TABLE AND EXPENSE EXAMPLE (continued)
-------------------------------------------------------------------------------




    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

    The expense example assumes you:
    (i)    invest $10,000 in the fund for the time periods indicated;
    (ii)   redeem all of your shares at the end of the periods indicated;
    (iii) earn a 5% return on your investment before operating expenses each year;
    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements and includes the estimated indirect expenses of the underlying funds); and
    (v) incur applicable initial sales charges (see "General Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

    Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

BALANCED-RISK RETIREMENT NOW    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------
Class A                          $628      $2,899     $4,844     $8,575
Class B                           659       2,969      4,984      8,663(1)
Class C                           259       2,669      4,784      8,731
Class R                           108       2,547      4,625      8,574
Class Y                            57       2,424      4,462      8,406
---------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2010    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
Class A                           $628      $1,802     $2,951     $5,724
Class B                            659       1,835      3,062      5,855(1)
Class C                            259       1,535      2,862      5,981
Class R                            108       1,395      2,649      5,649
Class Y                             57       1,253      2,431      5,296
----------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2020    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
Class A                           $651      $1,496     $2,354     $4,553
Class B                            683       1,519      2,454      4,693(1)
Class C                            283       1,219      2,254      4,841
Class R                            132       1,074      2,025      4,443
Class Y                             82         928      1,790      4,022
----------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2030    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
Class A                           $651      $1,607     $2,566     $4,975
Class B                            683       1,634      2,671      5,112(1)
Class C                            283       1,334      2,471      5,253
Class R                            132       1,191      2,247      4,878
Class Y                             82       1,046      2,018      4,482
----------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2040    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
Class A                           $652      $2,422     $4,038     $7,495
Class B                            684       2,476      4,167      7,603(1)
Class C                            284       2,176      3,967      7,695
Class R                            133       2,046      3,785      7,468
Class Y                             83       1,915      3,597      7,226
----------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2050    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
Class A                           $653      $2,830     $4,718     $8,410
Class B                            685       2,898      4,856      8,502(1)
Class C                            285       2,598      4,656      8,574
Class R                            134       2,475      4,494      8,406
Class Y                             84       2,351      4,327      8,226
----------------------------------------------------------------------------


          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

FEE TABLE AND EXPENSE EXAMPLE (continued)
-------------------------------------------------------------------------------



    You would pay the following expenses if you did not redeem your shares:

BALANCED-RISK RETIREMENT NOW    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------
Class A                          $628      $2,899     $4,844     $8,575
Class B                           159       2,669      4,784      8,663(1)
Class C                           159       2,669      4,784      8,731
Class R                           108       2,547      4,625      8,574
Class Y                            57       2,424      4,462      8,406
---------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2010    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
Class A                           $628      $1,802     $2,951     $5,724
Class B                            159       1,535      2,862      5,855(1)
Class C                            159       1,535      2,862      5,981
Class R                            108       1,395      2,649      5,649
Class Y                             57       1,253      2,431      5,296
----------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2020    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
Class A                           $651      $1,496     $2,354     $4,553
Class B                            183       1,219      2,254      4,693(1)
Class C                            183       1,219      2,254      4,841
Class R                            132       1,074      2,025      4,443
Class Y                             82         928      1,790      4,022
----------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2030    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
Class A                           $651      $1,607     $2,566     $4,975
Class B                            183       1,334      2,471      5,112(1)
Class C                            183       1,334      2,471      5,253
Class R                            132       1,191      2,247      4,878
Class Y                             82       1,046      2,018      4,482
----------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2040    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
Class A                           $652      $2,422     $4,038     $7,495
Class B                            184       2,176      3,967      7,603(1)
Class C                            184       2,176      3,967      7,695
Class R                            133       2,046      3,785      7,468
Class Y                             83       1,915      3,597      7,226
----------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2050    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
Class A                           $653      $2,830     $4,718     $8,410
Class B                            185       2,598      4,656      8,502(1)
Class C                            185       2,598      4,656      8,574
Class R                            134       2,475      4,494      8,406
Class Y                             84       2,351      4,327      8,226
----------------------------------------------------------------------------



(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the Securities and Exchange Commission (SEC) and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:
  - You invest $10,000 in a fund and hold it for the entire 10-year period;
  - Your investment has a 5% return before expenses each year;
  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed and includes the estimated indirect expenses of the underlying funds;
  - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and
  - There is no sales charge on reinvested dividends.

    There is no assurance that the annual expense ratio will be the expense ratio for the funds' classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

BALANCED-RISK RETIREMENT NOW--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
--------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            0.81%      12.44%      12.44%      12.44%      12.44%
Cumulative Return Before Expenses                  5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                  (1.54%)     (8.87%)    (15.65%)    (21.92%)    (27.73%)
End of Year Balance                            $9,845.96   $9,113.42   $8,435.38   $7,807.79   $7,226.89
Estimated Annual Expenses                      $  628.15   $1,179.27   $1,091.53   $1,010.32   $  935.16
--------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT NOW--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                           12.44%      12.44%      12.44%      12.44%      12.44%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (33.11%)    (38.08%)    (42.69%)    (46.95%)    (50.90%)
End of Year Balance                            $6,689.21   $6,191.53   $5,730.88   $5,304.50   $4,909.85
Estimated Annual Expenses                      $  865.58   $  801.18   $  741.57   $  686.40   $  635.33
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT NOW--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             0.81%      12.44%      12.44%      12.44%      12.44%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    4.19%      (3.56%)    (10.74%)    (17.38%)    (23.53%)
End of Year Balance                            $10,419.00   $9,643.83   $8,926.33   $8,262.21   $7,647.50
Estimated Annual Expenses                      $    82.70   $1,247.91   $1,155.06   $1,069.13   $  989.58
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT NOW--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                           12.44%      12.44%      12.44%      12.44%      12.44%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (29.21%)    (34.48%)    (39.36%)    (43.87%)    (48.04%)
End of Year Balance                            $7,078.52   $6,551.88   $6,064.42   $5,613.23   $5,195.61
Estimated Annual Expenses                      $  915.96   $  847.81   $  784.73   $  726.35   $  672.31
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT NOW--CLASS B(2)         YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.56%      13.19%      13.19%      13.19%      13.19%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.44%      (5.03%)    (12.81%)    (19.95%)    (26.51%)
End of Year Balance                            $10,344.00   $9,496.83   $8,719.04   $8,004.95   $7,349.34
Estimated Annual Expenses                      $   158.68   $1,308.50   $1,201.34   $1,102.95   $1,012.62
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT NOW--CLASS B(2)         YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                           13.19%      13.19%      13.19%      12.44%      12.44%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (32.53%)    (38.05%)    (43.13%)    (47.36%)    (51.27%)
End of Year Balance                            $6,747.43   $6,194.82   $5,687.46   $5,264.31   $4,872.65
Estimated Annual Expenses                      $  929.68   $  853.54   $  783.64   $  681.20   $  630.52
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT NOW--CLASS C(2)         YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.56%      13.19%      13.19%      13.19%      13.19%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.44%      (5.03%)    (12.81%)    (19.95%)    (26.51%)
End of Year Balance                            $10,344.00   $9,496.83   $8,719.04   $8,004.95   $7,349.34
Estimated Annual Expenses                      $   158.68   $1,308.50   $1,201.34   $1,102.95   $1,012.62
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT NOW--CLASS C(2)         YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                           13.19%      13.19%      13.19%      13.19%      13.19%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (32.53%)    (38.05%)    (43.13%)    (47.78%)    (52.06%)
End of Year Balance                            $6,747.43   $6,194.82   $5,687.46   $5,221.66   $4,794.00
Estimated Annual Expenses                      $  929.68   $  853.54   $  783.64   $  719.46   $  660.53
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT NOW--CLASS R            YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.06%      12.69%      12.69%      12.69%      12.69%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.94%      (4.05%)    (11.43%)    (18.24%)    (24.53%)
End of Year Balance                            $10,394.00   $9,594.70   $8,856.87   $8,175.78   $7,547.06
Estimated Annual Expenses                      $   108.09   $1,268.28   $1,170.75   $1,080.72   $  997.61
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT NOW--CLASS R            YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                           12.69%      12.69%      12.69%      12.69%      12.69%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (30.33%)    (35.69%)    (40.64%)    (45.20%)    (49.42%)
End of Year Balance                            $6,966.69   $6,430.95   $5,936.41   $5,479.90   $5,058.50
Estimated Annual Expenses                      $  920.90   $  850.08   $  784.71   $  724.37   $  668.66
-----------------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.
(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT NOW--CLASS Y            YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             0.56%      12.19%      12.19%      12.19%      12.19%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    4.44%      (3.07%)    (10.04%)    (16.51%)    (22.51%)
End of Year Balance                            $10,444.00   $9,693.08   $8,996.14   $8,349.32   $7,749.01
Estimated Annual Expenses                      $    57.24   $1,227.35   $1,139.11   $1,057.21   $  981.19
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT NOW--CLASS Y            YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                           12.19%      12.19%      12.19%      12.19%      12.19%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (28.08%)    (33.25%)    (38.05%)    (42.51%)    (46.64%)
End of Year Balance                            $7,191.85   $6,674.76   $6,194.84   $5,749.43   $5,336.05
Estimated Annual Expenses                      $  910.65   $  845.17   $  784.40   $  728.00   $  675.66
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2010--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
--------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            0.81%       6.02%       6.02%       6.02%       6.02%
Cumulative Return Before Expenses                  5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                  (1.54%)     (2.54%)     (3.54%)     (4.52%)     (5.50%)
End of Year Balance                            $9,845.96   $9,745.53   $9,646.12   $9,547.73   $9,450.34
Estimated Annual Expenses                      $  628.15   $  589.70   $  583.69   $  577.73   $  571.84
--------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2010--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            6.02%       6.02%       6.02%       6.02%       6.02%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                  (6.46%)     (7.41%)     (8.36%)     (9.29%)    (10.22%)
End of Year Balance                            $9,353.95   $9,258.54   $9,164.10   $9,070.63   $8,978.11
Estimated Annual Expenses                      $  566.01   $  560.24   $  554.52   $  548.87   $  543.27
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2010--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             0.81%       6.02%       6.02%       6.02%       6.02%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    4.19%       3.13%       2.08%       1.03%       0.00%
End of Year Balance                            $10,419.00  $10,312.73  $10,207.54  $10,103.42  $10,000.36
Estimated Annual Expenses                      $    82.70  $   624.02  $   617.66  $   611.36  $   605.12
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2010--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            6.02%       6.02%       6.02%       6.02%       6.02%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                  (1.02%)     (2.03%)     (3.03%)     (4.01%)     (4.99%)
End of Year Balance                            $9,898.36   $9,797.40   $9,697.46   $9,598.55   $9,500.64
Estimated Annual Expenses                      $  598.95   $  592.84   $  586.80   $  580.81   $  574.89
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2010--CLASS B(2)        YEAR 1      YEAR 2       YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.56%       6.77%       6.77%       6.77%       6.77%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.44%       1.61%      (0.19%)     (1.96%)     (3.69%)
End of Year Balance                            $10,344.00  $10,160.91   $9,981.06   $9,804.40   $9,630.86
Estimated Annual Expenses                      $   158.68  $   694.09   $  681.81   $  669.74   $  657.88
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2010--CLASS B(2)        YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            6.77%       6.77%       6.77%       6.02%       6.02%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                  (5.40%)     (7.07%)     (8.72%)     (9.65%)    (10.57%)
End of Year Balance                            $9,460.39   $9,292.95   $9,128.46   $9,035.35   $8,943.19
Estimated Annual Expenses                      $  646.24   $  634.80   $  623.56   $  546.73   $  541.15
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2010--CLASS C(2)        YEAR 1      YEAR 2       YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.56%       6.77%       6.77%       6.77%       6.77%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.44%       1.61%      (0.19%)     (1.96%)     (3.69%)
End of Year Balance                            $10,344.00  $10,160.91   $9,981.06   $9,804.40   $9,630.86
Estimated Annual Expenses                      $   158.68  $   694.09   $  681.81   $  669.74   $  657.88
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2010--CLASS C(2)        YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            6.77%       6.77%       6.77%       6.77%       6.77%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                  (5.40%)     (7.07%)     (8.72%)    (10.33%)    (11.92%)
End of Year Balance                            $9,460.39   $9,292.95   $9,128.46   $8,966.89   $8,808.17
Estimated Annual Expenses                      $  646.24   $  634.80   $  623.56   $  612.53   $  601.69
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2010--CLASS R           YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.06%       6.27%       6.27%       6.27%       6.27%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.94%       2.62%       1.32%       0.03%      (1.24%)
End of Year Balance                            $10,394.00  $10,262.00  $10,131.67  $10,003.00   $9,875.96
Estimated Annual Expenses                      $   108.09  $   647.57  $   639.34  $   631.22   $  623.21
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2010--CLASS R           YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            6.27%       6.27%       6.27%       6.27%       6.27%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                  (2.49%)     (3.73%)     (4.96%)     (6.16%)     (7.35%)
End of Year Balance                            $9,750.53   $9,626.70   $9,504.44   $9,383.74   $9,264.56
Estimated Annual Expenses                      $  615.29   $  607.48   $  599.76   $  592.14   $  584.62
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2010--CLASS Y           YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             0.56%       5.77%       5.77%       5.77%       5.77%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    4.44%       3.64%       2.84%       2.05%       1.26%
End of Year Balance                            $10,444.00  $10,363.58  $10,283.78  $10,204.60  $10,126.02
Estimated Annual Expenses                      $    57.24  $   600.30  $   595.68  $   591.09  $   586.54
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2010--CLASS Y           YEAR 6       YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             5.77%       5.77%       5.77%       5.77%       5.77%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    0.48%      (0.29%)     (1.06%)     (1.82%)     (2.58%)
End of Year Balance                            $10,048.05   $9,970.68   $9,893.91   $9,817.72   $9,742.13
Estimated Annual Expenses                      $   582.02   $  577.54   $  573.09   $  568.68   $  564.30
------------------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.
(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2020--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            1.05%       4.27%       4.27%        4.27%       4.27%
Cumulative Return Before Expenses                  5.00%      10.25%      15.76%       21.55%      27.63%
Cumulative Return After Expenses                  (1.77%)     (1.05%)     (0.33%)       0.40%       1.13%
End of Year Balance                            $9,823.28   $9,894.98   $9,967.22   $10,039.98  $10,113.27
Estimated Annual Expenses                      $  651.18   $  420.98   $  424.06   $   427.15  $   430.27
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2020--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             4.27%       4.27%       4.27%       4.27%       4.27%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    1.87%       2.61%       3.36%       4.12%       4.88%
End of Year Balance                            $10,187.10  $10,261.46  $10,336.37  $10,411.83  $10,487.83
Estimated Annual Expenses                      $   433.41  $   436.58  $   439.76  $   442.97  $   446.21
------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2020--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.05%       4.27%       4.27%       4.27%       4.27%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.95%       4.71%       5.47%       6.24%       7.02%
End of Year Balance                            $10,395.00  $10,470.88  $10,547.32  $10,624.32  $10,701.87
Estimated Annual Expenses                      $   107.07  $   445.49  $   448.74  $   452.01  $   455.31
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2020--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             4.27%       4.27%       4.27%       4.27%       4.27%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    7.80%       8.59%       9.38%      10.18%      10.98%
End of Year Balance                            $10,780.00  $10,858.69  $10,937.96  $11,017.81  $11,098.24
Estimated Annual Expenses                      $   458.64  $   461.99  $   465.36  $   468.76  $   472.18
------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2020--CLASS B(2)        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.80%       5.02%       5.02%       5.02%       5.02%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.20%       3.18%       3.16%       3.14%       3.12%
End of Year Balance                            $10,320.00  $10,317.94  $10,315.87  $10,313.81  $10,311.75
Estimated Annual Expenses                      $   182.88  $   518.01  $   517.91  $   517.81  $   517.70
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2020--CLASS B(2)        YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             5.02%       5.02%       5.02%       4.27%       4.27%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    3.10%       3.08%       3.06%       3.81%       4.57%
End of Year Balance                            $10,309.68  $10,307.62  $10,305.56  $10,380.79  $10,456.57
Estimated Annual Expenses                      $   517.60  $   517.49  $   517.39  $   441.65  $   444.88
------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2020--CLASS C(2)        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.80%       5.02%       5.02%       5.02%       5.02%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.20%       3.18%       3.16%       3.14%       3.12%
End of Year Balance                            $10,320.00  $10,317.94  $10,315.87  $10,313.81  $10,311.75
Estimated Annual Expenses                      $   182.88  $   518.01  $   517.91  $   517.81  $   517.70
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2020--CLASS C(2)        YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             5.02%       5.02%       5.02%       5.02%       5.02%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    3.10%       3.08%       3.06%       3.03%       3.01%
End of Year Balance                            $10,309.68  $10,307.62  $10,305.56  $10,303.50  $10,301.44
Estimated Annual Expenses                      $   517.60  $   517.49  $   517.39  $   517.29  $   517.18
------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2020--CLASS R           YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.30%       4.52%       4.52%       4.52%       4.52%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.70%       4.20%       4.70%       5.20%       5.71%
End of Year Balance                            $10,370.00  $10,419.78  $10,469.79  $10,520.05  $10,570.54
Estimated Annual Expenses                      $   132.41  $   469.85  $   472.10  $   474.37  $   476.65
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2020--CLASS R           YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             4.52%       4.52%       4.52%       4.52%       4.52%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    6.21%       6.72%       7.23%       7.75%       8.27%
End of Year Balance                            $10,621.28  $10,672.26  $10,723.49  $10,774.96  $10,826.68
Estimated Annual Expenses                      $   478.94  $   481.23  $   483.54  $   485.87  $   488.20
------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2020--CLASS Y           YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             0.80%       4.02%       4.02%       4.02%       4.02%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    4.20%       5.22%       6.25%       7.29%       8.35%
End of Year Balance                            $10,420.00  $10,522.12  $10,625.23  $10,729.36  $10,834.51
Estimated Annual Expenses                      $    81.68  $   420.94  $   425.06  $   429.23  $   433.43
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2020--CLASS Y           YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             4.02%       4.02%       4.02%       4.02%       4.02%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    9.41%      10.48%      11.56%      12.66%      13.76%
End of Year Balance                            $10,940.69  $11,047.90  $11,156.17  $11,265.50  $11,375.91
Estimated Annual Expenses                      $   437.68  $   441.97  $   446.30  $   450.68  $   455.09
------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2030--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
--------------------------------------------------------------------------------------------------------

Annual Expense Ratio(1)                            1.05%       4.86%       4.86%       4.86%       4.86%
Cumulative Return Before Expenses                  5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                  (1.77%)     (1.63%)     (1.49%)     (1.35%)     (1.22%)
End of Year Balance                            $9,823.28   $9,837.03   $9,850.80   $9,864.59   $9,878.40
Estimated Annual Expenses                      $  651.18   $  477.75   $  478.41   $  479.08   $  479.75
--------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2030--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------

Annual Expense Ratio(1)                            4.86%       4.86%       4.86%       4.86%       4.86%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                  (1.08%)     (0.94%)     (0.80%)     (0.66%)     (0.52%)
End of Year Balance                            $9,892.23   $9,906.08   $9,919.95   $9,933.84   $9,947.74
Estimated Annual Expenses                      $  480.43   $  481.10   $  481.77   $  482.45   $  483.12
-----------------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.
(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2030--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------

Annual Expense Ratio(1)                             1.05%       4.86%       4.86%       4.86%       4.86%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.95%       4.10%       4.24%       4.39%       4.53%
End of Year Balance                            $10,395.00  $10,409.55  $10,424.13  $10,438.72  $10,453.33
Estimated Annual Expenses                      $   107.07  $   505.55  $   506.26  $   506.97  $   507.68
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2030--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------

Annual Expense Ratio(1)                             4.86%       4.86%       4.86%       4.86%       4.86%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    4.68%       4.83%       4.97%       5.12%       5.27%
End of Year Balance                            $10,467.97  $10,482.62  $10,497.30  $10,512.00  $10,526.71
Estimated Annual Expenses                      $   508.39  $   509.10  $   509.81  $   510.53  $   511.24
------------------------------------------------------------------------------------------------------------





BALANCED-RISK RETIREMENT 2030--CLASS B(2)        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.80%       5.61%       5.61%       5.61%       5.61%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.20%       2.57%       1.94%       1.32%       0.70%
End of Year Balance                            $10,320.00  $10,257.05  $10,194.48  $10,132.29  $10,070.49
Estimated Annual Expenses                      $   182.88  $   577.19  $   573.67  $   570.17  $   566.69
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2030--CLASS B(2)        YEAR 6       YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             5.61%       5.61%       5.61%       4.86%       4.86%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    0.09%      (0.52%)     (1.13%)     (0.99%)     (0.85%)
End of Year Balance                            $10,009.06   $9,948.00   $9,887.32   $9,901.16   $9,915.02
Estimated Annual Expenses                      $   563.23   $  559.80   $  556.38   $  480.86   $  481.53
------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2030--CLASS C(2)        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.80%       5.61%       5.61%       5.61%       5.61%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.20%       2.57%       1.94%       1.32%       0.70%
End of Year Balance                            $10,320.00  $10,257.05  $10,194.48  $10,132.29  $10,070.49
Estimated Annual Expenses                      $   182.88  $   577.19  $   573.67  $   570.17  $   566.69
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2030--CLASS C(2)        YEAR 6       YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             5.61%       5.61%       5.61%       5.61%       5.61%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    0.09%      (0.52%)     (1.13%)     (1.73%)     (2.33%)
End of Year Balance                            $10,009.06   $9,948.00   $9,887.32   $9,827.01   $9,767.06
Estimated Annual Expenses                      $   563.23   $  559.80   $  556.38   $  552.99   $  549.61
------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2030--CLASS R           YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.30%       5.11%       5.11%       5.11%       5.11%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.70%       3.59%       3.47%       3.36%       3.24%
End of Year Balance                            $10,370.00  $10,358.59  $10,347.20  $10,335.82  $10,324.45
Estimated Annual Expenses                      $   132.41  $   529.62  $   529.03  $   528.45  $   527.87
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2030--CLASS R           YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             5.11%       5.11%       5.11%       5.11%       5.11%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    3.13%       3.02%       2.90%       2.79%       2.68%
End of Year Balance                            $10,313.09  $10,301.75  $10,290.41  $10,279.09  $10,267.79
Estimated Annual Expenses                      $   527.29  $   526.71  $   526.13  $   525.55  $   524.97
------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2030--CLASS Y           YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             0.80%       4.61%       4.61%       4.61%       4.61%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    4.20%       4.61%       5.01%       5.42%       5.84%
End of Year Balance                            $10,420.00  $10,460.64  $10,501.43  $10,542.39  $10,583.51
Estimated Annual Expenses                      $    81.68  $   481.30  $   483.18  $   485.06  $   486.95
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2030--CLASS Y           YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             4.61%       4.61%       4.61%       4.61%       4.61%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                    6.25%       6.66%       7.08%       7.50%       7.91%
End of Year Balance                            $10,624.78  $10,666.22  $10,707.82  $10,749.58  $10,791.50
Estimated Annual Expenses                      $   488.85  $   490.76  $   492.67  $   494.59  $   496.52
------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2040--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
--------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            1.06%       9.42%       9.42%       9.42%       9.42%
Cumulative Return Before Expenses                  5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                  (1.78%)     (6.12%)    (10.27%)    (14.23%)    (18.02%)
End of Year Balance                            $9,822.33   $9,388.18   $8,973.23   $8,576.61   $8,197.52
Estimated Annual Expenses                      $  652.14   $  904.82   $  864.82   $  826.60   $  790.06
--------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2040--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            9.42%       9.42%       9.42%       9.42%       9.42%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (21.65%)    (25.11%)    (28.42%)    (31.59%)    (34.61%)
End of Year Balance                            $7,835.19   $7,488.88   $7,157.87   $6,841.49   $6,539.10
Estimated Annual Expenses                      $  755.14   $  721.76   $  689.86   $  659.37   $  630.23
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2040--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.06%       9.42%       9.42%       9.42%       9.42%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.94%      (0.65%)     (5.05%)     (9.24%)    (13.25%)
End of Year Balance                            $10,394.00   $9,934.59   $9,495.48   $9,075.78   $8,674.63
Estimated Annual Expenses                      $   108.09   $  957.48   $  915.16   $  874.71   $  836.04
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2040--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            9.42%       9.42%       9.42%       9.42%       9.42%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (17.09%)    (20.75%)    (24.26%)    (27.60%)    (30.80%)
End of Year Balance                            $8,291.21   $7,924.74   $7,574.46   $7,239.67   $6,919.68
Estimated Annual Expenses                      $  799.09   $  763.77   $  730.01   $  697.75   $  666.91
-----------------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.
(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2040--CLASS B(2)        YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.81%      10.17%      10.17%      10.17%      10.17%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.19%      (2.14%)     (7.20%)    (12.00%)    (16.55%)
End of Year Balance                            $10,319.00   $9,785.51   $9,279.60   $8,799.84   $8,344.89
Estimated Annual Expenses                      $   183.89   $1,022.31   $  969.46   $  919.34   $  871.81
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2040--CLASS B(2)        YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                           10.17%      10.17%      10.17%       9.42%       9.42%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (20.87%)    (24.96%)    (28.84%)    (31.98%)    (34.99%)
End of Year Balance                            $7,913.46   $7,504.33   $7,116.36   $6,801.82   $6,501.18
Estimated Annual Expenses                      $  826.74   $  783.99   $  743.46   $  655.55   $  626.57
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2040--CLASS C(2)        YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.81%      10.17%      10.17%      10.17%      10.17%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.19%      (2.14%)     (7.20%)    (12.00%)    (16.55%)
End of Year Balance                            $10,319.00   $9,785.51   $9,279.60   $8,799.84   $8,344.89
Estimated Annual Expenses                      $   183.89   $1,022.31   $  969.46   $  919.34   $  871.81
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2040--CLASS C(2)        YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                           10.17%      10.17%      10.17%      10.17%      10.17%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (20.87%)    (24.96%)    (28.84%)    (32.52%)    (36.00%)
End of Year Balance                            $7,913.46   $7,504.33   $7,116.36   $6,748.44   $6,399.55
Estimated Annual Expenses                      $  826.74   $  783.99   $  743.46   $  705.03   $  668.58
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2040--CLASS R           YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.31%       9.67%       9.67%       9.67%       9.67%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.69%      (1.15%)     (5.77%)    (10.17%)    (14.36%)
End of Year Balance                            $10,369.00   $9,884.77   $9,423.15   $8,983.09   $8,563.58
Estimated Annual Expenses                      $   133.42   $  979.27   $  933.54   $  889.94   $  848.38
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2040--CLASS R           YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            9.67%       9.67%       9.67%       9.67%       9.67%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (18.36%)    (22.18%)    (25.81%)    (29.27%)    (32.58%)
End of Year Balance                            $8,163.66   $7,782.42   $7,418.98   $7,072.51   $6,742.22
Estimated Annual Expenses                      $  808.76   $  770.99   $  734.99   $  700.66   $  667.94
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2040--CLASS Y           YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             0.81%       9.17%       9.17%       9.17%       9.17%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    4.19%      (0.15%)     (4.32%)     (8.31%)    (12.13%)
End of Year Balance                            $10,419.00   $9,984.53   $9,568.17   $9,169.18   $8,786.83
Estimated Annual Expenses                      $    82.70   $  935.50   $  896.49   $  859.11   $  823.28
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2040--CLASS Y           YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            9.17%       9.17%       9.17%       9.17%       9.17%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (15.80%)    (19.31%)    (22.67%)    (25.90%)    (28.99%)
End of Year Balance                            $8,420.41   $8,069.28   $7,732.79   $7,410.34   $7,101.33
Estimated Annual Expenses                      $  788.95   $  756.05   $  724.53   $  694.31   $  665.36
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2050--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
--------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            1.07%      11.89%      11.89%      11.89%      11.89%
Cumulative Return Before Expenses                  5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                  (1.79%)     (8.55%)    (14.85%)    (20.72%)    (26.18%)
End of Year Balance                            $9,821.39   $9,144.69   $8,514.62   $7,927.96   $7,381.73
Estimated Annual Expenses                      $  653.10   $1,127.53   $1,049.85   $  977.51   $  910.16
--------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2050--CLASS A
(INCLUDES MAXIMUM SALES CHARGE)                  YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                           11.89%      11.89%      11.89%      11.89%      11.89%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (31.27%)    (36.00%)    (40.41%)    (44.52%)    (48.34%)
End of Year Balance                            $6,873.13   $6,399.57   $5,958.64   $5,548.09   $5,165.82
Estimated Annual Expenses                      $  847.45   $  789.06   $  734.70   $  684.07   $  636.94
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2050--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                             1.07%      11.89%      11.89%      11.89%      11.89%
Cumulative Return Before Expenses                   5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                    3.93%      (3.23%)     (9.90%)    (16.11%)    (21.89%)
End of Year Balance                            $10,393.00   $9,676.92   $9,010.18   $8,389.38   $7,811.35
Estimated Annual Expenses                      $   109.10   $1,193.16   $1,110.95   $1,034.40   $  963.13
---------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2050--CLASS A
(WITHOUT MAXIMUM SALES CHARGE)                   YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                           11.89%      11.89%      11.89%      11.89%      11.89%
Cumulative Return Before Expenses                 34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                 (27.27%)    (32.28%)    (36.95%)    (41.29%)    (45.34%)
End of Year Balance                            $7,273.15   $6,772.03   $6,305.44   $5,870.99   $5,466.48
Estimated Annual Expenses                      $  896.77   $  834.99   $  777.46   $  723.89   $  674.01
-----------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2050--CLASS B(2)         YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                              1.82%      12.64%      12.64%      12.64%      12.64%
Cumulative Return Before Expenses                    5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                     3.18%      (4.70%)    (11.98%)    (18.71%)    (24.92%)
End of Year Balance                             $10,318.00   $9,529.70   $8,801.64   $8,129.19   $7,508.12
Estimated Annual Expenses                       $   184.89   $1,254.37   $1,158.54   $1,070.03   $  988.28
----------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2050--CLASS B(2)         YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            12.64%      12.64%      12.64%      11.89%      11.89%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                  (30.66%)    (35.95%)    (40.85%)    (44.92%)    (48.72%)
End of Year Balance                             $6,934.50   $6,404.70   $5,915.38   $5,507.81   $5,128.33
Estimated Annual Expenses                       $  912.77   $  843.04   $  778.63   $  679.11   $  632.32
------------------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.
(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2050--CLASS C(2)         YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                              1.82%      12.64%      12.64%      12.64%      12.64%
Cumulative Return Before Expenses                    5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                     3.18%      (4.70%)    (11.98%)    (18.71%)    (24.92%)
End of Year Balance                             $10,318.00   $9,529.70   $8,801.64   $8,129.19   $7,508.12
Estimated Annual Expenses                       $   184.89   $1,254.37   $1,158.54   $1,070.03   $  988.28
----------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2050--CLASS C(2)         YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            12.64%      12.64%      12.64%      12.64%      12.64%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                  (30.66%)    (35.95%)    (40.85%)    (45.37%)    (49.54%)
End of Year Balance                             $6,934.50   $6,404.70   $5,915.38   $5,463.45   $5,046.04
Estimated Annual Expenses                       $  912.77   $  843.04   $  778.63   $  719.14   $  664.20
------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2050--CLASS R            YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                              1.32%      12.14%      12.14%      12.14%      12.14%
Cumulative Return Before Expenses                    5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                     3.68%      (3.72%)    (10.60%)    (16.98%)    (22.91%)
End of Year Balance                             $10,368.00   $9,627.72   $8,940.31   $8,301.97   $7,709.21
Estimated Annual Expenses                       $   134.43   $1,213.74   $1,127.08   $1,046.61   $  971.88

----------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2050--CLASS R            YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            12.14%      12.14%      12.14%      12.14%      12.14%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                  (28.41%)    (33.52%)    (38.27%)    (42.68%)    (46.77%)
End of Year Balance                             $7,158.77   $6,647.63   $6,172.99   $5,732.24   $5,322.96
Estimated Annual Expenses                       $  902.49   $  838.05   $  778.21   $  722.65   $  671.05

------------------------------------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2050--CLASS Y            YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
----------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                              0.82%      11.64%      11.64%      11.64%      11.64%
Cumulative Return Before Expenses                    5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses                     4.18%      (2.74%)     (9.20%)    (15.23%)    (20.85%)
End of Year Balance                             $10,418.00   $9,726.24   $9,080.42   $8,477.48   $7,914.58
Estimated Annual Expenses                       $    83.71   $1,172.40   $1,094.55   $1,021.87   $  954.02
----------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2050--CLASS Y            YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                            11.64%      11.64%      11.64%      11.64%      11.64%
Cumulative Return Before Expenses                  34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After Expenses                  (26.11%)    (31.02%)    (35.60%)    (39.87%)    (43.87%)
End of Year Balance                             $7,389.05   $6,898.42   $6,440.36   $6,012.72   $5,613.48
Estimated Annual Expenses                       $  890.67   $  831.53   $  776.32   $  724.77   $  676.64
------------------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.
(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the SEC within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. To reach this information, access a fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:


----------------------------------------------------------------------------------------------------------
                                            APPROXIMATE DATE OF                 INFORMATION REMAINS
 INFORMATION                                  WEBSITE POSTING                    POSTED ON WEBSITE
----------------------------------------------------------------------------------------------------------
 Top ten holdings as of month-end   15 days after month-end             Until posting of the following
                                                                         month's top ten holdings
----------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of  30 days after calendar quarter-end  For one year calendar quarter-end
----------------------------------------------------------------------------------------------------------



    A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio holdings is available in the funds' Statement of Additional Information, which is available at http://www.invescoaim.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS
Invesco Aim serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages investment portfolios, including the funds, encompassing a broad range of investment objectives.

    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:

    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at An der Welle 5, 1st Floor; Frankfurt, Germany 60322, which has acted as an investment advisor since 1998.

    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------



    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.

    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.

    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.

    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.

    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.

    Invesco Trimark Ltd. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1981.

    It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global will be merged into Invesco Institutional, which will be named Invesco Advisers, Inc. The combined entity will serve as the funds' investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the funds' Statement of Additional Information.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the funds.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the fund's Statement of Additional Information.

ADVISOR COMPENSATION
The advisor does not receive a management fee from the funds.

    Invesco Aim, not the fund, pays sub-advisory fees, if any.

    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement and investment sub-advisory agreements of the funds is available in the funds' most recent report to shareholders for the six-month period ended June 30.

PORTFOLIO MANAGERS
Investment decisions for the funds are made by the investment management team at Invesco Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of the funds' portfolios:

- Scott Wolle, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1999.
- Scott Hixon, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1994.
- Mark Ahnrud, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.
- Chris Devine, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1998.
- Christian Ulrich, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.

    The Portfolio Managers are assisted by research analysts on Invesco's Global Asset Allocation Team. Team members provide research support and make securities recommendations with respect to each fund's portfolio, but do not have day-to-day management responsibilities with respect to each fund's portfolio. More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------



    The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in the funds, a description of their compensation structure and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES
Purchases of Class A shares of the funds are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "General Information--Initial Sales Charges (Class A Shares
Only)" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to a contingent deferred sales charge. Purchases of Class B and Class C shares are subject to a contingent deferred sales charge. Certain purchases of Class R shares may be subject to a deferred sales charge. For more information on contingent deferred sales charges, see "General Information--Contingent Deferred Sales Charges (CDSCs)" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS
Each fund expects, based on its investment objectives and strategies, that its income will consist of both ordinary income and capital gains.

DIVIDENDS

Balanced-Risk Retirement Now generally declares and pays dividends from net investment income, if any, quarterly. Balanced-Risk Retirement 2010, Balanced-Risk Retirement 2020, Balanced-Risk Retirement 2030, Balanced-Risk Retirement 2040 and Balanced-Risk Retirement 2050 generally declare and pay dividends from net investment income, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains (net any capital loss carryovers), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. Due to the 2008-2009 economic downturn, many funds have experienced capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains. Capital gains distributions may vary considerably from year to year as a result of each fund's normal investment activities and cash flows.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

    The six-month period ended June 30, 2009, was unaudited. The information, other than for the period ended June 30, 2009, has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.

BALANCED-RISK RETIREMENT NOW


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 7.59      $0.14        $ 0.14       $ 0.28      $(0.13)       $   --         $(0.13)       $7.74
Year ended 12/31/08            9.78       0.43         (2.08)       (1.65)      (0.51)        (0.03)         (0.54)        7.59
Year ended 12/31/07(f)        10.02       0.41         (0.07)        0.34       (0.54)        (0.04)         (0.58)        9.78
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.60       0.11          0.14         0.25       (0.10)           --          (0.10)        7.75
Year ended 12/31/08            9.79       0.37         (2.09)       (1.72)      (0.44)        (0.03)         (0.47)        7.60
Year ended 12/31/07(f)        10.20       0.34         (0.06)        0.28       (0.47)        (0.04)         (0.51)        9.79
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.59       0.11          0.14         0.25       (0.10)           --          (0.10)        7.74
Year ended 12/31/08            9.79       0.36         (2.09)       (1.73)      (0.44)        (0.03)         (0.47)        7.59
Year ended 12/31/07(f)        10.02       0.34         (0.06)        0.28       (0.47)        (0.04)         (0.51)        9.79
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      7.59       0.13          0.14         0.27       (0.12)           --          (0.12)        7.74
Year ended 12/31/08            9.78       0.40         (2.07)       (1.67)      (0.49)        (0.03)         (0.52)        7.59
Year ended 12/31/07(f)        10.02       0.39         (0.07)        0.32       (0.52)        (0.04)         (0.56)        9.78
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      7.59       0.15          0.13         0.28       (0.14)           --          (0.14)        7.73
Year ended 12/31/08(f)         8.30       0.10         (0.67)       (0.57)      (0.14)           --          (0.14)        7.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      3.77%      $1,045             0.27%(e)         11.82%(e)       3.68%(e)       17%
Year ended 12/31/08          (17.45)         942             0.31             11.88           4.89           36
Year ended 12/31/07(f)         3.47          807             0.41(g)          28.75(g)        4.41(g)        27
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      3.38          358             1.02(e)          12.57(e)        2.93(e)        17
Year ended 12/31/08          (18.05)         346             1.06             12.63           4.14           36
Year ended 12/31/07(f)         2.79          309             1.16(g)          29.50(g)        3.66(g)        27
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      3.38          188             1.02(e)          12.57(e)        2.93(e)        17
Year ended 12/31/08          (18.15)         174             1.06             12.63           4.14           36
Year ended 12/31/07(f)         2.79           75             1.16(g)          29.50(g)        3.66(g)        27
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      3.64          228             0.52(e)          12.07(e)        3.43(e)        17
Year ended 12/31/08          (17.66)         107             0.56             12.13           4.64           36
Year ended 12/31/07(f)         3.21           53             0.66(g)          29.00(g)        4.16(g)        27
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      3.77           16             0.02(e)          11.57(e)        3.93(e)        17
Year ended 12/31/08(f)        (6.86)           9             0.02(g)          19.09(g)        5.18(g)        36
___________________________________________________________________________________________________________________
===================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.65% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.68% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $995, $359, $176, $179 and $13 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares.
(g)    Annualized.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

FINANCIAL HIGHLIGHTS (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2010


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 7.72      $0.14        $ 0.16       $ 0.30      $   --        $   --         $   --       $ 8.02
Year ended 12/31/08           10.02       0.45         (2.37)       (1.92)      (0.35)        (0.03)         (0.38)        7.72
Year ended 12/31/07(f)        10.02       0.43         (0.07)        0.36       (0.34)        (0.02)         (0.36)       10.02
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.70       0.11          0.16         0.27          --            --             --         7.97
Year ended 12/31/08            9.99       0.39         (2.36)       (1.97)      (0.29)        (0.03)         (0.32)        7.70
Year ended 12/31/07(f)        10.02       0.35         (0.06)        0.29       (0.30)        (0.02)         (0.32)        9.99
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.71       0.11          0.15         0.26          --            --             --         7.97
Year ended 12/31/08           10.00       0.39         (2.36)       (1.97)      (0.29)        (0.03)         (0.32)        7.71
Year ended 12/31/07(f)        10.02       0.35         (0.06)        0.30       (0.30)        (0.02)         (0.32)       10.00
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      7.72       0.13          0.15         0.28          --            --             --         8.00
Year ended 12/31/08           10.01       0.43         (2.36)       (1.93)      (0.33)        (0.03)         (0.36)        7.72
Year ended 12/31/07(f)        10.02       0.40         (0.06)        0.34       (0.33)        (0.02)         (0.35)       10.01
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      7.73       0.15          0.15         0.30          --            --             --         8.03
Year ended 12/31/08(f)         8.79       0.10         (0.77)       (0.67)      (0.36)        (0.03)         (0.39)        7.73
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      3.89%      $3,944             0.29%(e)          4.83%(e)       3.80%(e)       19%
Year ended 12/31/08          (19.11)       2,620             0.33              5.46           4.99           37
Year ended 12/31/07(f)         3.65        1,645             0.42(g)          16.42(g)        4.50(g)        15
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      3.51          361             1.04(e)           5.58(e)        3.05(e)        19
Year ended 12/31/08          (19.66)         411             1.08              6.21           4.24           37
Year ended 12/31/07(f)         2.92          340             1.17(g)          17.17(g)        3.75(g)        15
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      3.37        1,088             1.04(e)           5.58(e)        3.05(e)        19
Year ended 12/31/08          (19.64)         753             1.08              6.21           4.24           37
Year ended 12/31/07(f)         3.02          431             1.17(g)          17.17(g)        3.75(g)        15
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      3.63          866             0.54(e)           5.08(e)        3.55(e)        19
Year ended 12/31/08          (19.20)         602             0.58              5.71           4.74           37
Year ended 12/31/07(f)         3.41          119             0.67(g)          16.67(g)        4.25(g)        15
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      3.88           77             0.04(e)           4.58(e)        4.05(e)        19
Year ended 12/31/08(f)        (7.62)          74             0.04(g)           8.26(g)        5.28(g)        37
___________________________________________________________________________________________________________________
===================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.69% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.70% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are based on average daily net assets (000's omitted) of $2,867, $393, $780, $715 and $73 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares.
(g)    Annualized.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

FINANCIAL HIGHLIGHTS (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2020


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 6.93      $0.12        $ 0.33       $ 0.45      $   --        $   --         $   --        $7.38
Year ended 12/31/08            9.96       0.39         (3.13)       (2.74)      (0.25)        (0.04)         (0.29)        6.93
Year ended 12/31/07(f)        10.02       0.41         (0.17)        0.24       (0.25)        (0.05)         (0.30)        9.96
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      6.90       0.09          0.32         0.41          --            --             --         7.31
Year ended 12/31/08            9.92       0.32         (3.10)       (2.78)      (0.20)        (0.04)         (0.24)        6.90
Year ended 12/31/07(f)        10.02       0.34         (0.17)        0.17       (0.22)        (0.05)         (0.27)        9.92
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      6.88       0.09          0.33         0.42          --            --             --         7.30
Year ended 12/31/08            9.92       0.32         (3.12)       (2.80)      (0.20)        (0.04)         (0.24)        6.88
Year ended 12/31/07(f)        10.02       0.34         (0.17)        0.17       (0.22)        (0.05)         (0.27)        9.92
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      6.92       0.11          0.33         0.44          --            --             --         7.36
Year ended 12/31/08            9.95       0.38         (3.14)       (2.76)      (0.23)        (0.04)         (0.27)        6.92
Year ended 12/31/07(f)        10.02       0.38         (0.16)        0.22       (0.24)        (0.05)         (0.29)        9.95
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      6.93       0.13          0.33         0.46          --            --             --         7.39
Year ended 12/31/08(f)         8.21       0.08         (1.07)       (0.99)      (0.25)        (0.04)         (0.29)        6.93
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      6.49%      $7,941             0.32%(e)          2.53%(e)       3.46%(e)       18%
Year ended 12/31/08          (27.53)       5,899             0.38              3.48           4.54           30
Year ended 12/31/07(f)         2.38        2,711             0.50(g)          10.04(g)        4.33(g)        37
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      5.94        1,638             1.07(e)           3.28(e)        2.71(e)        18
Year ended 12/31/08          (28.01)       1,431             1.13              4.23           3.79           30
Year ended 12/31/07(f)         1.68          940             1.25(g)          10.79(g)        3.58(g)        37
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      6.10        1,540             1.07(e)           3.28(e)        2.71(e)        18
Year ended 12/31/08          (28.21)         852             1.13              4.23           3.79           30
Year ended 12/31/07(f)         1.68          593             1.25(g)          10.79(g)        3.58(g)        37
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      6.36        1,765             0.57(e)           2.78(e)        3.21(e)        18
Year ended 12/31/08          (27.72)         974             0.63              3.73           4.29           30
Year ended 12/31/07(f)         2.19          679             0.75(g)          10.29(g)        4.08(g)        37
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      6.64           13             0.07(e)           2.28(e)        3.71(e)        18
Year ended 12/31/08(f)       (12.03)          50             0.08(g)           4.83(g)        4.84(g)        30
___________________________________________________________________________________________________________________
===================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.74% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.78% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are based on average daily net assets (000's omitted) of $6,846, $1,437, $1,190, $1,373 and $14 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares.
(g)    Annualized.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

FINANCIAL HIGHLIGHTS (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2030


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 6.33      $0.09        $ 0.44       $ 0.53      $   --        $   --         $   --        $6.86
Year ended 12/31/08            9.89       0.29         (3.62)       (3.33)      (0.18)        (0.05)         (0.23)        6.33
Year ended 12/31/07(f)        10.02       0.34         (0.14)        0.20       (0.28)        (0.05)         (0.33)        9.89
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      6.31       0.06          0.44         0.50          --            --             --         6.81
Year ended 12/31/08            9.87       0.22         (3.59)       (3.37)      (0.14)        (0.05)         (0.19)        6.31
Year ended 12/31/07(f)        10.02       0.27         (0.13)        0.14       (0.24)        (0.05)         (0.29)        9.87
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      6.31       0.06          0.44         0.50          --            --             --         6.81
Year ended 12/31/08            9.87       0.23         (3.60)       (3.37)      (0.14)        (0.05)         (0.19)        6.31
Year ended 12/31/07(f)        10.02       0.27         (0.13)        0.14       (0.24)        (0.05)         (0.29)        9.87
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      6.31       0.08          0.44         0.52          --            --             --         6.83
Year ended 12/31/08            9.88       0.26         (3.61)       (3.35)      (0.17)        (0.05)         (0.22)        6.31
Year ended 12/31/07(f)        10.02       0.32         (0.15)        0.17       (0.26)        (0.05)         (0.31)        9.88
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      6.33       0.09          0.45         0.54          --            --             --         6.87
Year ended 12/31/08(f)         7.77       0.06         (1.26)       (1.20)      (0.19)        (0.05)         (0.24)        6.33
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      8.37%      $4,941             0.35%(e)          3.21%(e)       2.76%(e)       10%
Year ended 12/31/08          (33.64)       3,088             0.40              4.07           3.50           17
Year ended 12/31/07(f)         2.00        1,577             0.50(g)          13.53(g)        3.60(g)        31
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.92        1,902             1.10(e)           3.96(e)        2.01(e)        10
Year ended 12/31/08          (34.18)       1,386             1.15              4.82           2.75           17
Year ended 12/31/07(f)         1.42          756             1.25(g)          14.28(g)        2.85(g)        31
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.92        1,475             1.10(e)           3.96(e)        2.01(e)        10
Year ended 12/31/08          (34.18)         938             1.15              4.82           2.75           17
Year ended 12/31/07(f)        1.425          729             1.25(g)          14.28(g)        2.85(g)        31
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      8.24        2,788             0.60(e)           3.46(e)        2.51(e)        10
Year ended 12/31/08          (33.92)       1,534             0.65              4.32           3.25           17
Year ended 12/31/07(f)         1.78          396             0.75(g)          13.78(g)        3.35(g)        31
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      8.53           59             0.10(e)           2.96(e)        3.01(e)        10
Year ended 12/31/08(f)       (15.49)          50             0.11(g)           5.07(g)        3.79(g)        17
___________________________________________________________________________________________________________________
===================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.76% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.80% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $3,829, $1,570, $1,110, $1,958 and $53 for Class A, Class B,
       Class C, Class R and Class Y shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares.
(g)    Annualized.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

FINANCIAL HIGHLIGHTS (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2040


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 6.09      $0.06        $ 0.45       $ 0.51      $   --        $   --         $   --        $6.60
Year ended 12/31/08            9.83       0.23         (3.78)       (3.55)      (0.15)        (0.04)         (0.19)        6.09
Year ended 12/31/07(f)        10.02       0.31         (0.13)        0.18       (0.28)        (0.09)         (0.37)        9.83
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      6.06       0.04          0.45         0.49          --            --             --         6.55
Year ended 12/31/08            9.80       0.17         (3.76)       (3.59)      (0.11)        (0.04)         (0.15)        6.06
Year ended 12/31/07(f)        10.02       0.24         (0.13)        0.11       (0.24)        (0.09)         (0.33)        9.80
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      6.06       0.04          0.44         0.48          --            --             --         6.54
Year ended 12/31/08            9.80       0.17         (3.76)       (3.59)      (0.11)        (0.04)         (0.15)        6.06
Year ended 12/31/07(f)        10.02       0.24         (0.13)        0.11       (0.24)        (0.09)         (0.33)        9.80
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      6.07       0.06          0.44         0.50          --            --             --         6.57
Year ended 12/31/08            9.82       0.21         (3.78)       (3.57)      (0.14)        (0.04)         (0.18)        6.07
Year ended 12/31/07(f)        10.02       0.28         (0.13)        0.15       (0.26)        (0.09)         (0.35)        9.82
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      6.09       0.07          0.44         0.51          --            --             --         6.60
Year ended 12/31/08(f)         7.56       0.05         (1.32)       (1.27)      (0.16)        (0.04)         (0.20)        6.09
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      8.37%      $3,019             0.34%(e)          5.59%(e)       2.10%(e)       11%
Year ended 12/31/08          (36.00)       1,907             0.41              8.63           2.88           29
Year ended 12/31/07(f)         1.81          901             0.54(g)          22.43(g)        3.26(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      8.09          617             1.09(e)           6.34(e)        1.35(e)        11
Year ended 12/31/08          (36.53)         522             1.16              9.38           2.13           29
Year ended 12/31/07(f)         1.15          500             1.29(g)          23.18(g)        2.51(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.92          936             1.09(e)           6.34(e)        1.35(e)        11
Year ended 12/31/08          (36.53)         597             1.16              9.38           2.13           29
Year ended 12/31/07(f)         1.15          277             1.29(g)          23.18(g)        2.51(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      8.24        1,106             0.59(e)           5.84(e)        1.85(e)        11
Year ended 12/31/08          (36.27)         432             0.66              8.88           2.63           29
Year ended 12/31/07(f)         1.59          153             0.79(g)          22.68(g)        3.01(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      8.37           73             0.09(e)           5.34(e)        2.35(e)        11
Year ended 12/31/08(f)       (16.73)          24             0.10(g)          10.26(g)        3.19(g)        29
___________________________________________________________________________________________________________________
===================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.78% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.81% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $2,265, $533, $736, $684 and $37 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares.
(g)    Annualized.

          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050

FINANCIAL HIGHLIGHTS (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2050


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 5.87      $0.04        $ 0.43       $ 0.47      $   --        $   --         $   --        $6.34
Year ended 12/31/08            9.78       0.17         (3.84)       (3.67)      (0.17)        (0.07)         (0.24)        5.87
Year ended 12/31/07(f)        10.02       0.29         (0.14)        0.15       (0.29)        (0.10)         (0.39)        9.78
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      5.84       0.02          0.43         0.45          --            --             --         6.29
Year ended 12/31/08            9.75       0.11         (3.82)       (3.71)      (0.13)        (0.07)         (0.20)        5.84
Year ended 12/31/07(f)        10.02       0.21         (0.13)        0.08       (0.25)        (0.10)         (0.35)        9.75
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      5.85       0.02          0.43         0.45          --            --             --         6.30
Year ended 12/31/08            9.76       0.10         (3.81)       (3.71)      (0.13)        (0.07)         (0.20)        5.85
Year ended 12/31/07(f)        10.02       0.21         (0.12)        0.09       (0.25)        (0.10)         (0.35)        9.76
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      5.85       0.04          0.43         0.47          --            --             --         6.32
Year ended 12/31/08            9.77       0.14         (3.84)       (3.70)      (0.15)        (0.07)         (0.22)        5.85
Year ended 12/31/07(f)        10.02       0.26         (0.14)        0.12       (0.27)        (0.10)         (0.37)        9.77
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      5.87       0.05          0.43         0.48          --            --             --         6.35
Year ended 12/31/08(f)         7.42       0.04         (1.35)       (1.31)      (0.17)        (0.07)         (0.24)        5.87
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      8.01%      $1,797             0.34%(e)          9.27%(e)       1.56%(e)       10%
Year ended 12/31/08          (37.51)       1,248             0.42             11.10           2.10           27
Year ended 12/31/07(f)         1.55        1,177             0.54(g)          24.63(g)        3.01(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.71          336             1.09(e)          10.02(e)        0.81(e)        10
Year ended 12/31/08          (38.03)         214             1.17             11.85           1.35           27
Year ended 12/31/07(f)         0.80          184             1.29(g)          25.38(g)        2.26(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.69          408             1.09(e)          10.02(e)        0.81(e)        10
Year ended 12/31/08          (37.99)         253             1.17             11.85           1.35           27
Year ended 12/31/07(f)         0.90          150             1.29(g)          25.38(g)        2.26(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      8.03          565             0.59(e)           9.52(e)        1.31(e)        10
Year ended 12/31/08          (37.78)         275             0.67             11.35           1.85           27
Year ended 12/31/07(f)         1.29          151             0.79(g)          24.88(g)        2.76(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      8.18           48             0.09(e)           9.02(e)        1.81(e)        10
Year ended 12/31/08(f)       (17.57)          42             0.09(g)          19.27(g)        2.43(g)        27
___________________________________________________________________________________________________________________
===================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.78% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.82% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $1,378, $251, $315, $381 and $42 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares.
(g)    Annualized.

--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNT INFORMATION

In addition to the Fund, Invesco serves as investment adviser to many other mutual Funds that are offered to retail investors. The following information is about all of the AIM Funds that offer retail share classes.

    If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

    Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund's SAI, which is available on that same website or upon request free of charge. The website is not part of this prospectus.

CHOOSING A SHARE CLASS
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund's share classes.


---------------------------------------------------------------------------------------------------------------------
AIM FUND RETAIL SHARE CLASSES

CLASS A                 CLASS B                 CLASS C                 CLASS R                 CLASS Y
---------------------------------------------------------------------------------------------------------------------
 Initial sales charge    No initial sales        No initial sales        No initial sales        No initial sales
  which may be waived     charge                  charge                  charge                  charge
  or reduced
 Contingent deferred     Contingent deferred     Contingent deferred     Contingent deferred     No contingent
  sales charge on         sales charge on         sales charge on         sales charge on         deferred sales
  certain redemptions     redemptions within      redemptions within      certain redemptions     charge
                          six years               one year(3)
 12b-1 fee of            12b-1 fee of 1.00%      12b-1 fee of            12b-1 fee of 0.50%      No 12b-1 fee
  0.25%(1)                                        1.00%(4)
                         Converts to Class A     Does not convert to     Does not convert to     Does not convert to
                          shares on or about      Class A shares          Class A shares          Class A shares
                          the end of the
                          month which is at
                          least eight years
                          after the date on
                          which shares were
                          purchased along
                          with a pro rata
                          portion of
                          reinvested
                          dividends and
                          distributions(2)
 Generally more          Available only to       Generally more          Generally, available    Generally, available
  appropriate for         investors with a        appropriate for         only to employee        only to investors
  long-term investors     total account           short-term              benefit plans           who purchase
                          balance less than       investors                                       through fee-based
                          $100,000. The total    Purchase orders                                  advisory accounts
                          account value for       limited to amounts                              with an approved
                          this purpose            less than                                       financial
                          includes all            $1,000,000                                      intermediary or to
                          accounts eligible                                                       any current, former
                          for Rights of                                                           or retired trustee,
                          Accumulation.                                                           director, officer
                                                                                                  or employee (or
                                                                                                  immediate family
                                                                                                  member of a
                                                                                                  current, former or
                                                                                                  retired trustee,
                                                                                                  director, officer
                                                                                                  or employee) of any
                                                                                                  AIM Fund or of
                                                                                                  Invesco Ltd. or any
                                                                                                  of its
                                                                                                  subsidiaries.
---------------------------------------------
AIM FUND RETAIL SHARE CLASSES

CLASS A                 INVESTOR CLASS
---------------------------------------------
 Initial sales charge    No initial sales
  which may be waived     charge
  or reduced
 Contingent deferred     No contingent
  sales charge on         deferred sales
  certain redemptions     charge
 12b-1 fee of            12b-1 fee of
  0.25%(1)                0.25%(1)
                         Does not convert to
                          Class A shares
 Generally more          Generally closed to
  appropriate for         new investors
  long-term investors



  1  Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money
     Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio
     and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
  2  Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
  3  CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short
     Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short
     Term Bond Fund through an exchange from Class C shares from another AIM Fund that is still subject to a CDSC.
  4  Class C shares of AIM Floating Rate Fund have a 12b-1 fee of 0.75%.



In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes on a limited basis:

 Class A2 shares: AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund;

 Class P shares: AIM Summit Fund;

 Class S shares: AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund; and

 AIM Cash Reserve Shares: AIM Money Market Fund.

SHARE CLASS ELIGIBILITY
CLASS A, B, C AND AIM CASH RESERVE SHARES
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.


A-1        THE AIM FUNDS

                                                                      MCF--02/10

    Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

CLASS A2 SHARES
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

CLASS P SHARES
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.

CLASS R SHARES
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to
Section 223 of the Code; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

CLASS S SHARES
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor's systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

CLASS Y SHARES
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any AIM Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor's account in exchange for servicing that account.

INVESTOR CLASS SHARES
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:
 Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as "grandfathered investors."
 Customers of certain financial intermediaries which have had relationships with the Funds' distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as "grandfathered intermediaries."
 Eligible employee benefit plans. Investor Class shares are generally not available for IRAs unless the IRA depositor is considered a grandfathered investor or the account is opened through a grandfathered intermediary.
 Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any AIM Fund or of Invesco Ltd. or any of its subsidiaries.

DISTRIBUTION AND SERVICE (12B-1) FEES
Except as noted below, each Fund has adopted a distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Fund's shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

    The following Funds and share classes do not have 12b-1 plans:
 AIM Tax-Free Intermediate Fund, Class A2 shares.
 AIM Money Market Fund, Investor Class shares.
 AIM Tax-Exempt Cash Fund, Investor Class shares.
 Premier Portfolio, Investor Class shares.
 Premier U.S. Government Money Portfolio, Investor Class shares.
 Premier Tax-Exempt Portfolio, Investor Class shares.
 All Funds, Class Y shares
Under the applicable distribution plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund's average daily net assets with respect to such class:
 Class A shares: 0.25%
 Class B shares: 1.00%
 Class C shares: 1.00%
 Class R shares: 0.50%
 Class S shares: 0.15%
 Investor Class shares: 0.25%

    Please refer to the prospectus fee table for more information on a particular Fund's 12b-1 fees.

INITIAL SALES CHARGES (CLASS A SHARES ONLY)
The Funds are grouped into four categories for determining initial sales charges. The "Other Information" section of each Fund's prospectus will

A-2        THE AIM FUNDS
tell you the sales charge category in which the Fund is classified. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

CATEGORY I INITIAL SALES CHARGES
-----------------------------------------------------------------
                                        INVESTOR'S SALES CHARGE
                                      ---------------------------
AMOUNT INVESTED                          AS A % OF      AS A % OF
IN A SINGLE TRANSACTION               OFFERING PRICE   INVESTMENT
-----------------------------------------------------------------
             Less than  $   25,000         5.50%          5.82%
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 $25,000 but less than  $   50,000         5.25           5.54
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 $50,000 but less than  $  100,000         4.75           4.99
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
$100,000 but less than  $  250,000         3.75           3.90
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
$250,000 but less than  $  500,000         3.00           3.09
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
$500,000 but less than  $1,000,000         2.00           2.04
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -



CATEGORY II INITIAL SALES CHARGES
-----------------------------------------------------------------
                                        INVESTOR'S SALES CHARGE
                                      ---------------------------
AMOUNT INVESTED                          AS A % OF      AS A % OF
IN A SINGLE TRANSACTION               OFFERING PRICE   INVESTMENT
-----------------------------------------------------------------
             Less than  $   50,000         4.75%          4.99%
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 $50,000 but less than  $  100,000         4.00           4.17
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
$100,000 but less than  $  250,000         3.75           3.90
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
$250,000 but less than  $  500,000         2.50           2.56
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
$500,000 but less than  $1,000,000         2.00           2.04
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -



CATEGORY III INITIAL SALES CHARGES
-----------------------------------------------------------------
                                        INVESTOR'S SALES CHARGE
                                      ---------------------------
AMOUNT INVESTED                          AS A % OF      AS A % OF
IN A SINGLE TRANSACTION               OFFERING PRICE   INVESTMENT
-----------------------------------------------------------------
             Less than  $  100,000         1.00%          1.01%
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
$100,000 but less than  $  250,000         0.75           0.76
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
$250,000 but less than  $1,000,000         0.50           0.50
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -



CATEGORY IV INITIAL SALES CHARGES
-----------------------------------------------------------------
                                        INVESTOR'S SALES CHARGE
                                      ---------------------------
AMOUNT INVESTED                          AS A % OF      AS A % OF
IN A SINGLE TRANSACTION               OFFERING PRICE   INVESTMENT
-----------------------------------------------------------------
             Less than  $  100,000         2.50%          2.56%
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
$100,000 but less than  $  250,000         1.75           1.78
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
$250,000 but less than  $  500,000         1.25           1.27
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
$500,000 but less than  $1,000,000         1.00           1.01
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


CLASS A SHARES SOLD WITHOUT AN INITIAL SALES CHARGE
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:
 Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM Fund or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor's account in exchange for servicing that account.
 Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
 Certain retirement plans (the "Plan" or "Plans"); provided, however, that such
 Plans:
   a. have assets of at least $1 million; or
   b. have at least 100 employees eligible to participate in the Plan; or
   c. execute multiple-plan transactions through a single omnibus account per Fund.
 Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
 Insurance company separate accounts.

    No investor will pay an initial sales charge in the following circumstances:
 When buying Class A shares of AIM Tax-Exempt Cash Fund and Class A2 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
 When reinvesting dividends and distributions.
 When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
 As a result of a Fund's merger, consolidation, or acquisition of the assets of another Fund.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your "Immediate Family" as described in a Fund's SAI include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.


A-3        THE AIM FUNDS

REINSTATEMENT FOLLOWING REDEMPTION
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

    This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

    In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

CONTINGENT DEFERRED SALES CHARGES (CDSCS)
CDSCS ON CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan's shares are redeemed within one year from the date of the plan's initial purchase.

    If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCS ON CLASS B SHARES AND ON CLASS C SHARES OF FUNDS OTHER THAN AIM LIBOR ALPHA FUND AND AIM SHORT TERM BOND FUND
Class B and Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below:

YEAR SINCE PURCHASE MADE:               CLASS B     CLASS C
-----------------------------------------------------------
First                                        5%          1%
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Second                                       4        None
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Third                                        3        None
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fourth                                       3        None
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fifth                                        2        None
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Sixth                                        1        None
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Seventh and following                     None        None
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -


CDSCS ON CLASS C SHARES--EMPLOYEE BENEFIT PLAN
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan's shares are redeemed within one year from the date of the plan's initial purchase.

CDSCS ON CLASS C SHARES OF AIM LIBOR ALPHA FUND AND AIM SHORT TERM BOND FUND Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

CDSCS ON CLASS R SHARES
Class R shares are not normally subject to a CDSC. However, if Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class R shares by an employee benefit plan, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all of the plan's shares are redeemed within one year from the date of the plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first and, then, shares in the order of their purchase.

CDSC EXCEPTIONS
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
 If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. If you redeem shares to pay account fees.
 If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

    There are other circumstances under which you may be able to redeem shares without paying CDSCs.

    Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

    The following share classes are sold with no CDSC:
 Class A shares of AIM Tax-Exempt Cash Fund.
 Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.
 AIM Cash Reserve Shares of AIM Money Market Fund.
 Investor Class shares of any Fund.
 Class P shares of AIM Summit Fund.
 Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund. Class Y shares of any Fund.

CDSCS UPON CONVERTING TO CLASS Y SHARES
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

REDEMPTION FEES
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund's prospectus to determine whether that Fund

A-4        THE AIM FUNDS
imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific       AIM Global Health      AIM International
  Growth Fund            Care Fund              Core Equity Fund
AIM China Fund         AIM Global Real        AIM International
AIM Developing           Estate Fund            Growth Fund
  Markets Fund         AIM Global Small &     AIM International
AIM European Growth      Mid Cap Growth Fund    Small Company Fund
  Fund                 AIM Gold & Precious    AIM International
AIM European Small       Metals Fund            Total Return Fund
  Company Fund         AIM High Yield Fund    AIM Japan Fund
AIM Floating Rate      AIM International      AIM Trimark Fund
  Fund                   Allocation Fund
AIM Global Core
  Equity Fund
AIM Global Equity
  Fund
AIM Global Growth
  Fund


    The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

    Redemption fees generally will not be charged in the following circumstances:
 Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
 Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
 Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans. Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
 Redemptions or exchanges initiated by a Fund.

    The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:
 Shares acquired through the reinvestment of dividends and distributions.
 Shares acquired through systematic purchase plans.
 Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.

    Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

    Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds' transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

    If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

    The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

PURCHASING SHARES
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution's policies.

--------------------------------------------------------------------------------
MINIMUM INVESTMENTS
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for fund accounts are as follows:

                                                         ADDITIONAL
                                 INITIAL INVESTMENT     INVESTMENTS
TYPE OF ACCOUNT                       PER FUND            PER FUND
-------------------------------------------------------------------
Asset or fee-based accounts
  managed by your financial
  adviser                                None               None
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Eligible employee benefit
  plans, SEP, SARSEP and
  SIMPLE IRA plans                       None               None
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
IRAs, Roth IRAs and Coverdell
  ESAs accounts if the new
  investor is purchasing
  shares through a systematic
  purchase plan                        $   25              $  25
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
All other accounts if the
  investor is purchasing
  shares through a systematic
  purchase plan                            50                 50
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
IRAs, Roth IRAs and Coverdell
  ESAs                                    250                 25
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
All other accounts                      1,000                 50
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Invesco Aim Distributors has
  the discretion to accept
  orders for lesser amounts
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


HOW TO PURCHASE SHARES

                                        ADDING TO AN
           OPENING AN ACCOUNT           ACCOUNT
----------------------------------------------------
Through    Contact your financial       Contact your
a          adviser.                     financial
Finan-                                  adviser.
cial
Adviser
By Mail    Mail completed account       Mail your
           application and check to     check and
           the transfer agent,          the
           Invesco Aim Investment       remittance
           Services, Inc.,              slip from
           P.O. Box 4739, Houston, TX   your
           77210-4739.                  confirmation
           Invesco Aim Investment       statement to
           Services, Inc. does NOT      the transfer
           accept the following types   agent.
           of payments: Credit Card     Invesco Aim
           Checks, Third Party          Investment
           Checks, and Cash*.           Services,
                                        Inc. does
                                        NOT accept
                                        the
                                        following
                                        types of
                                        payments:
                                        Credit Card
                                        Checks,
                                        Third Party
                                        Checks, and
                                        Cash*.
By Wire    Mail completed account       Call the
           application to the           transfer
           transfer agent. Call the     agent to
           transfer agent at (800)      receive a
           959-4246 to receive a        reference
           reference number. Then,      number.
           use the wire instructions    Then, use
           provided below.              the wire
                                        instructions
                                        provided
                                        below.
Wire       Beneficiary Bank ABA/Routing #: 021000021
Instruc-   Beneficiary Account Number: 00100366807
tions      Beneficiary Account Name: Invesco Aim
           Investment Services, Inc.
           RFB: Fund Name, Reference #
           OBI: Your Name, Account #


A-5        THE AIM FUNDS

                                        ADDING TO AN
           OPENING AN ACCOUNT           ACCOUNT
----------------------------------------------------
By         Open your account using      Select the
Tele-      one of the methods           Bank Account
phone      described above.             Information
                                        option on
                                        your
                                        completed
                                        account
                                        application
                                        or complete
                                        a Systematic
                                        Options and
                                        Bank
                                        Information
                                        Form. Mail
                                        the
                                        application
                                        or form to
                                        the transfer
                                        agent. Once
                                        the transfer
                                        agent has
                                        received the
                                        form, call
                                        the transfer
                                        agent at the
                                        number below
                                        to place
                                        your
                                        purchase
                                        order.
Auto-      Open your account using      Call the
mated      one of the methods           Invesco Aim
Investor   described above.             Investment
Line                                    Services,
                                        Inc. 24-hour
                                        Automated
                                        Investor
                                        Line at 1-
                                        800-246-
                                        5463. You
                                        may place
                                        your order
                                        after you
                                        have
                                        provided the
                                        bank
                                        instructions
                                        that will be
                                        requested.
By         Open your account using      Access your
Internet   one of the methods           account at
           described above.             www.inves-
                                        coaim.com.
                                        The proper
                                        bank
                                        instructions
                                        must have
                                        been
                                        provided on
                                        your
                                        account. You
                                        may not
                                        purchase
                                        shares in
                                        retirement
                                        accounts on
                                        the
                                        internet.
- - - - - - - - - - - - - - - - - - - - - - - - - -



  *  In addition, Invesco Aim Investment Services,
     Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier's checks, official checks, bank drafts, traveler's checks, treasurer's checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.


    Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim's Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
 Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
 Your account balance in the Fund receiving the dividend or distribution must be at least $500.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim's program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

REDEEMING SHARES
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange
(NYSE) in order to effect the redemption at that day's net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds' net asset value determination in order to effect the redemption that day.

HOW TO REDEEM SHARES
--------------------------------------------------
Through a     Contact your financial adviser or
Financial     financial intermediary (including
Adviser or    your retirement plan administrator).
Financial
Intermedi-
ary


A-6        THE AIM FUNDS

HOW TO REDEEM SHARES
--------------------------------------------------
By Mail       Send a written request to the
              transfer agent which includes:
               Original signatures of all
                registered owners/trustees;
               The dollar value or number of
                shares that you wish to redeem;
               The name of the Fund(s) and your
                account number; and
               Signature guarantees, if necessary
                (see below).
              The transfer agent may require that
              you provide additional
              documentation, or information, such
              as corporate resolutions or powers
              of attorney, if applicable. If you
              are redeeming from an IRA or other
              type of retirement account, you must
              complete the appropriate
              distribution form, as well as
              employer authorization.
By            Call the transfer agent at 1-800-
Telephone     959-4246. You will be allowed to
              redeem by telephone if:
               Your redemption proceeds are to be
                mailed to your address on record
                (and there has been no change in
                your address of record within the
                last 30 days) or transferred
                electronically to a pre-authorized
                checking account;
               You do not hold physical share
                certificates;
               You can provide proper
                identification information;
               Your redemption proceeds do not
                exceed $250,000 per Fund; and
               You have not previously declined
                the telephone redemption
                privilege.
              You may, in limited circumstances,
              initiate a redemption from an
              Invesco Aim IRA account by
              telephone. Redemptions from other
              types of retirement plan accounts
              may be initiated only in writing and
              require the completion of the
              appropriate distribution form, as
              well as employer authorization.
Automated     Call the Invesco Aim Investment
Investor      Services, Inc. 24-hour Automated
Line          Investor Line at 1-800-246-5463. You
              may place your redemption order
              after you have provided the bank
              instructions that will be requested.
By Internet   Place your redemption request at
              www.invescoaim.com. You will be
              allowed to redeem by Internet if:
               You do not hold physical share
                certificates;
               You can provide proper
                identification information;
               Your redemption proceeds do not
                exceed $250,000 per Fund; and
               You have already provided proper
                bank information.
              Redemptions from most retirement
              plan accounts may be initiated only
              in writing and require the
              completion of the appropriate
              distribution form, as well as
              employer authorization.
- - - - - - - - - - - - - - - - - - - - - - - - -


TIMING AND METHOD OF PAYMENT
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

    Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

    We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

EXPEDITED REDEMPTIONS (AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

SYSTEMATIC WITHDRAWALS
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

CHECK WRITING
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:
 AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
 AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
 Premier Portfolio, Investor Class shares
 Premier Tax-Exempt Portfolio, Investor Class shares
 Premier U.S. Government Money Portfolio, Investor Class shares

    You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form.

    Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

SIGNATURE GUARANTEES
We require a signature guarantee in the following circumstances:
 When your redemption proceeds will equal or exceed $250,000 per Fund.
 When you request that redemption proceeds be paid to someone other than the registered owner of the account.
 When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
 When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

    The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

REDEMPTIONS IN KIND
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS INITIATED BY THE FUNDS
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

    If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund

A-7        THE AIM FUNDS
may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading "Redeeming Shares" above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

    All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

PERMITTED EXCHANGES
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

EXCHANGE FROM                           EXCHANGE TO
--------------------------------------------------------------
AIM Cash Reserve Shares     Class A, B, C, R, Y*, Investor
                            Class
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Class A                     Class A, Y*, Investor Class, AIM
                            Cash Reserve Shares
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Class A2                    Class A, Y*, Investor Class, AIM
                            Cash Reserve Shares
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Investor Class              Class A, Y*, Investor Class
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Class P                     Class A, AIM Cash Reserve Shares
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Class S                     Class A, S, AIM Cash Reserve
                            Shares
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Class B                     Class B
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Class C                     Class C, Y*
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Class R                     Class R
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Class Y                     Class Y
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -



  *  You may exchange your AIM Cash Reserve Shares,
     Class A shares, Class C shares or Investor
     Class shares for Class Y shares of the same
     Fund if you otherwise qualify to buy that Fund's Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.


EXCHANGES NOT PERMITTED
The following exchanges are not permitted:
 Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
 Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
 Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
 AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
 AIM Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund can not be exchanged for Class Y shares of a different Fund.
 All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.

EXCHANGE CONDITIONS
The following conditions apply to all exchanges:
 Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

    Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

LIMIT ON THE NUMBER OF EXCHANGES
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market funds); provided, however, that the following transactions will not count toward the exchange limitation:
 Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
 Exchanges of shares held by Funds of Funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
 Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
 Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
 Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

    Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

    There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

    If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

INITIAL SALES CHARGES AND CDSCS APPLICABLE TO EXCHANGES
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

RIGHTS RESERVED BY THE FUNDS
Each Fund and its agents reserve the right at any time to:
 Reject or cancel all or any part of any purchase or exchange order.
 Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
 Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
 Suspend, change or withdraw all or any part of the offering made by this prospectus.

EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds' shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain

A-8        THE AIM FUNDS
an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

    The Invesco Affiliates and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
 Trade activity monitoring.
 Trading guidelines.
 Redemption fees on trades in certain Funds.
 The use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds' shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund's yield could be negatively impacted.

    The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
 The money market funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
 One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds. The money market funds' portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
 Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

    AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund's shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund's yield could be negatively impacted.

    The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
 Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
 One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

TRADE ACTIVITY MONITORING
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund's policies uniformly given the practical limitations described above.

    The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds' transfer agent) and through conduit investment vehicles may be limited.

TRADING GUIDELINES
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

REDEMPTION FEES
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds' transfer agent) and through conduit investment vehicles may be limited.

FAIR VALUE PRICING
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

PRICING OF SHARES
DETERMINATION OF NET ASSET VALUE
The price of each Fund's shares is the Fund's net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of

A-9        THE AIM FUNDS

Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco's Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

    Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco valuation committee will fair value the security using procedures approved by the Board.

    Short-term Securities. The Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

    Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

    Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.

    Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund's custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA

A-10        THE AIM FUNDS
recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

    From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

    The Balanced-Risk Allocation Fund may invest up to 25% of its total assets in shares of its Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary's portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary's portfolio investments be marked-to-market (that is, the value on the Subsidiary's books changes) each business day to reflect changes in the market value of the investment.

TIMING OF ORDERS
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds' net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

    The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

FUND TAX BASICS
 A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
 Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
 Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
 If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund's investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
 Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
 Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
 At the time you purchase your Fund shares, the Fund's net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as "buying a dividend."
 By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
 You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
 Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
 If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.


A-11        THE AIM FUNDS

 Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

    The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

    THIS DISCUSSION OF "TAXES" IS FOR GENERAL INFORMATION ONLY AND NOT TAX ADVICE. ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

PAYMENTS TO FINANCIAL INTERMEDIARIES
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors' retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, "financial intermediaries" include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

    Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary's funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary's sales force or to the financial intermediary's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its "sales shelf"). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

    Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

    Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

    You can find further details in the Fund's SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.


A-12        THE AIM FUNDS

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds-- Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or


BY TELEPHONE:        (800) 959-4246

ON THE INTERNET:     You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our website: http://www.invescoaim.com


You can also review and obtain copies of the funds' SAI, financial reports, the funds' Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


---------------------------------------------------------------------------------

AIM Balanced-Risk Retirement Now Fund      AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2010 Fund     AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2020 Fund     AIM Balanced-Risk Retirement 2050 Fund
SEC 1940 Act file number: 811-02699
---------------------------------------------------------------------------------





invescoaim.com    ABRR-PRO-1

                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                       --Service Mark--

                           AIM BALANCED-RISK RETIREMENT NOW FUND
                                   (formerly known as AIM Independence Now Fund)
                           AIM BALANCED-RISK RETIREMENT 2010 FUND
                                  (formerly known as AIM Independence 2010 Fund)
                           AIM BALANCED-RISK RETIREMENT 2020 FUND
                                  (formerly known as AIM Independence 2020 Fund)
                           AIM BALANCED-RISK RETIREMENT 2030 FUND
                                  (formerly known as AIM Independence 2030 Fund)
                           AIM BALANCED-RISK RETIREMENT 2040 FUND
                                  (formerly known as AIM Independence 2040 Fund)
                           AIM BALANCED-RISK RETIREMENT 2050 FUND
                                  (formerly known as AIM Independence 2050 Fund)

                                                           ---------------------
                                                                     PROSPECTUS
                                                           ---------------------
                                                               November 4, 2009
                                                   as revised February 18, 2010

INSTITUTIONAL CLASSES

AIM Balanced-Risk Retirement Now Fund's investment objective is to provide real return and, as a secondary objective, capital preservation.

AIM Balanced-Risk Retirement 2010 Fund's, AIM Balanced-Risk Retirement 2020 Fund's, AIM Balanced-Risk Retirement 2030 Fund's, AIM Balanced-Risk Retirement 2040 Fund's and AIM Balanced-Risk Retirement 2050 Fund's investment objectives are to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                       1
- - - - - - - - - - - - - - - - - - - - - - - - -
OBJECTIVES AND STRATEGIES                     1
- - - - - - - - - - - - - - - - - - - - - - - - -
Balanced-Risk Retirement Now                  1
Balanced-Risk Retirement 2010                 1
Balanced-Risk Retirement 2020                 2
Balanced-Risk Retirement 2030                 2
Balanced-Risk Retirement 2040                 3
Balanced-Risk Retirement 2050                 3
All Funds                                     4
AIM Balanced-Risk Allocation Fund Summary     5

RISKS                                         6
- - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                       9
- - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          9
Performance Table                            11

FEE TABLE AND EXPENSE EXAMPLE                14
- - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                    14
Expense Example                              15
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                15
- - - - - - - - - - - - - - - - - - - - - - - - -
DISCLOSURE OF PORTFOLIO HOLDINGS             16
- - - - - - - - - - - - - - - - - - - - - - - - -
FUND MANAGEMENT                              17
- - - - - - - - - - - - - - - - - - - - - - - - -
The Advisors                                 17
Advisor Compensation                         17
Portfolio Managers                           17
OTHER INFORMATION                            18
- - - - - - - - - - - - - - - - - - - - - - - - -
Dividends and Distributions                  18
Suitability for Investors                    18
FINANCIAL HIGHLIGHTS FOR INSTITUTIONAL
  PROSPECTUS                                 19
- - - - - - - - - - - - - - - - - - - - - - - - -
GENERAL INFORMATION                         A-1
- - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                   A-1
Purchasing Shares                           A-1
Redeeming Shares                            A-2
Exchanging Shares                           A-2
Rights Reserved by the Funds                A-3
Excessive Short-Term Trading Activity
  (Market Timing) Disclosures               A-3
Pricing of Shares                           A-4
Taxes                                       A-5
Payment to Financial Intermediaries         A-6
Important Notice Regarding Delivery of
  Security Holder Documents                 A-6

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Ltd.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES


AIM BALANCED-RISK RETIREMENT NOW FUND (BALANCED-RISK RETIREMENT NOW)
The fund's investment objective is to provide real return and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among the Balanced-Risk Allocation and two affiliated money market funds according to a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk -- the risk that an investor outlives their retirement savings. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    Consistent with the fund's real return and capital preservation objectives, the fund is designed for investors who expect to need all or most of their money in the fund at retirement and for investors who plan to withdraw the value of their account in the fund gradually after retirement. The fund has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

    An investment in the fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the fund will provide adequate income at or through your retirement.

AIM BALANCED-RISK RETIREMENT 2010 FUND (BALANCED-RISK RETIREMENT 2010)
The fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among Balanced-Risk Allocation and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    The fund is designed for investors whose target retirement date is in or about the year 2010. The date in the fund name, 2010, refers to the approximate date an investor in the fund plans to retire and stop making new investments in the fund. Consistent with the fund's final target allocation and the resulting real return and capital preservation objectives, the fund is designed for investors who expect to need all or most of their money in the fund at the target date and for investors who plan to withdraw the value of their account in the fund gradually after retirement, in or about the year 2010. The fund has an approximate target asset allocation of 63% in Balanced-Risk Allocation and 37% in two affiliated money market funds (approximately 18.5% in the Liquid Assets Portfolio and 18.5% in the Premier Portfolio), as of November 4, 2009.

    The following table lists the expected market exposure through the underlying fund, Balanced-Risk Allocation, to equities, commodities and fixed income. The table also includes the expected market exposure through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Balanced-Risk Allocation to reflect the near-term market environment around the strategic allocations. Due to the use of leverage in the underlying fund, Balanced-Risk Allocation, the percentages may not equal 100%.

                                                                        1 YEAR FROM RETIREMENT
                                                               ----------------------------------------
                                                               MINIMUM   STRATEGIC ALLOCATION   MAXIMUM
                                                               ----------------------------------------
Equities                                                         10.1%           19.0%            40.0%
-------------------------------------------------------------------------------------------------------
Commodities                                                       8.8%           13.9%            22.8%
-------------------------------------------------------------------------------------------------------
Fixed Income                                                     30.6%           54.4%            87.6%
-------------------------------------------------------------------------------------------------------
Cash Equivalents                                                 37.0%           37.0%            37.0%
-------------------------------------------------------------------------------------------------------




    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Reflecting a pre-retiree's need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement date, the fund is currently transitioning from an accumulation strategy to a real return strategy. This is occurring through a gradual reduction in the allocation to Balanced-Risk Allocation and increasing the allocation to cash. Once the fund reaches its target retirement date, the fund's asset allocation is anticipated to become a static allocation similar to that of Balanced-Risk Retirement Now. At the target retirement date, the fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk -- the risk that an investor outlives their retirement savings. Balanced-Risk Retirement Now has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

AIM BALANCED-RISK RETIREMENT 2020 FUND (BALANCED-RISK RETIREMENT 2020)

The fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among Balanced-Risk Allocation and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    The fund is designed for investors whose target retirement date is in or about the year 2020. The date in the fund name, 2020, refers to the approximate date an investor in the fund plans to retire and stop making new investments in the fund. Consistent with the fund's final target allocation and the resulting real return and capital preservation objectives, the fund is designed for investors that expect to need all or most of their money in the fund at the target date and for investors who plan to withdraw the value of their account in the fund gradually after retirement, in or about the year 2020. The fund has an approximate target asset allocation of 100% in Balanced-Risk Allocation, as of November 4, 2009.

    The fund will invest 100% of it's assets in Balanced Risk Allocation until approximately 10 years prior to the fund's target retirement date at which time the fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Balanced-Risk Retirement 2020 will begin moving to cash in the year 2010. This will occur by gradually reducing the allocation to Balanced-Risk Allocation and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the fund reaches it's target retirement date, the fund's asset allocation is anticipated to become a static allocation similar to that of Balanced-Risk Retirement Now. At the target retirement date, the fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Balanced-Risk Retirement Now has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

BALANCED-RISK RETIREMENT 2030 FUND (BALANCED-RISK RETIREMENT 2030)

The fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among Balanced-Risk Allocation and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    The fund is designed for investors whose target retirement date is in or about the year 2030. The date in the fund name, 2030, refers to the approximate date an investor in the fund plans to retire and stop making new investments in the fund. Consistent with the fund's final target allocation and the resulting real return and capital preservation objectives, the fund is designed for investors that expect to need all or most of their money in the fund at the target date and for investors who plan to withdraw the value of their account in the fund gradually after retirement, in or about the year 2030. The fund has an approximate target asset allocation of 100% in Balanced-Risk Allocation, as of November 4, 2009.

    The fund will invest 100% of it's assets in Balanced Risk Allocation until approximately 10 years prior to the fund's target retirement date at which time the fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Balanced-Risk Retirement 2020 will begin moving to cash in the year 2010. This will occur by gradually reducing the allocation to the Balanced-Risk Allocation and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the fund reaches it's target retirement date, the fund's asset allocation is anticipated to become a static allocation similar to that of Balanced-Risk Retirement Now. At the target retirement date, the fund will follow a real return strategy designed

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Balanced-Risk Retirement Now has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

AIM BALANCED-RISK RETIREMENT 2040 FUND (BALANCED-RISK RETIREMENT 2040)

The fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among Balanced-Risk Allocation and the money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    The fund is designed for investors whose target retirement date is in or about the year 2040. The date in the fund name, 2040, refers to the approximate date an investor in the fund plans to retire and stop making new investments in the fund. Consistent with the fund's final target allocation and the resulting real return and capital preservation objectives, the fund is designed for investors that expect to need all or most of their money in the fund at the target date and for investors who plan to withdraw the value of their account in the fund gradually after retirement, in or about the year 2040. The fund has an approximate target asset allocation of 100% in Balanced-Risk Allocation, as of November 4, 2009.

    The fund will invest 100% of it's assets in Balanced Risk Allocation until approximately 10 years prior to the fund's target retirement date at which time the fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Balanced-Risk Retirement 2020 will begin moving to cash in the year 2010. This will occur by gradually reducing the allocation to Balanced-Risk Allocation and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the fund reaches it's target retirement date, the fund's asset allocation is anticipated to become a static allocation similar to that of Balanced-Risk Retirement Now. At the target retirement date, the fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Balanced-Risk Retirement Now has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

AIM BALANCED-RISK RETIREMENT 2050 FUND (BALANCED-RISK RETIREMENT 2050)

The fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by building a portfolio that includes Balanced-Risk Allocation (as defined herein) and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the fund's assets among Balanced-Risk Allocation and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The fund will generally rebalance its assets to the fund's target allocations on a monthly basis.

    The fund is designed for investors whose target retirement date is in or about the year 2050. The date in the fund name, 2050, refers to the approximate date an investor in the fund plans to retire and stop making new investments in the fund. Consistent with the fund's final target allocation and the resulting real return and capital preservation objectives, the fund is designed for investors that expect to need all or most of their money in the fund at the target date and for investors who plan to withdraw the value of their account in the fund gradually after retirement, in or about the year 2050. The fund has an approximate target asset allocation of 100% in Balanced-Risk Allocation, as of November 4, 2009.

    The fund will invest 100% of it's assets in Balanced Risk Allocation until approximately 10 years prior to the fund's target retirement date at which time the fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Balanced-Risk Retirement 2020 will begin moving to cash in the year 2010. This will occur by gradually reducing the allocation to Balanced-Risk Allocation and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the fund reaches it's target retirement date, the fund's asset allocation is anticipated to become a static allocation similar to that of Balanced-Risk Retirement Now. At the target retirement date, the fund will follow a real return strategy designed

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Balanced-Risk Retirement Now has an approximate target asset allocation of 60% in Balanced-Risk Allocation and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of November 4, 2009.

    The fund's investment in Balanced-Risk Allocation provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation, as an underlying fund, could lose more than originally invested in the derivative. For more information on Balanced-Risk Allocation, see "AIM Balanced-Risk Allocation Fund Summary" below.

ALL FUNDS

Each fund is a "fund of funds" and invests its assets in underlying funds rather than directly in individual securities. The underlying funds in which the funds invest are mutual funds advised by Invesco Aim Advisors, Inc. (the advisor or Invesco Aim). The funds and the underlying funds in which they invest are part of the same group of investment companies. Invesco Aim is an indirect wholly-owned subsidiary of Invesco Ltd.

    Each fund is non-diversified, which means that it may invest a greater percentage of its assets in any one issuer than may a diversified fund.

    The advisor monitors the selection of underlying funds to ensure that they continue to conform to expectations and will periodically rebalance a fund's investments in the underlying funds to keep them within their target weightings. The advisor may change a fund's asset class allocations, underlying funds or target weightings in the underlying funds without shareholder approval. Each fund currently expects to hold between 1 and 3 underlying funds.

    A list of the underlying funds and their approximate target fund weightings as of November 4, 2009 is set forth below:

                           BALANCED-RISK    BALANCED-RISK    BALANCED-RISK    BALANCED-RISK    BALANCED-RISK    BALANCED-RISK
                             RETIREMENT       RETIREMENT       RETIREMENT       RETIREMENT       RETIREMENT       RETIREMENT
UNDERLYING FUNDS                2050             2040             2030             2020             2010             NOW
-----------------------------------------------------------------------------------------------------------------------------
Balanced-Risk Allocation       100.00%          100.00%          100.00%          100.00%          63.00%           60.00%
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio          0.00%            0.00%            0.00%            0.00%          18.50%           20.00%
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                0.00%            0.00%            0.00%            0.00%          18.50%           20.00%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                             100%             100%             100%             100%            100%             100%
-----------------------------------------------------------------------------------------------------------------------------



Note: Target fund weightings are rounded to the nearest hundredths and may not add to 100% due to rounding. See Statement of Additional Information for exact target weightings.

    Each fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. Each fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if a fund takes a temporary defensive position. A fund may take a temporary defensive position when it receives unusually large redemption requests or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect a fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, a fund may not achieve its investment objective.

    Once the asset allocation of each of Balanced-Risk Retirement 2010, Balanced-Risk Retirement 2020, Balanced-Risk Retirement 2030, Balanced-Risk Retirement 2040 and Balanced-Risk Retirement 2050 (each, a target date fund) has become similar to the asset allocation of the Balanced-Risk Retirement Now, the Board of Trustees may approve combining each such target date fund with Balanced-Risk Retirement Now if they determine that such a combination is in the best interests of the target date fund's shareholders. Such a combination will result in the shareholders of the target date fund owning shares of Balanced-Risk Retirement Now rather than their target date fund. The advisor expects such a combination to generally occur during the year of each fund's target retirement date, as indicated in its name. The Board of Trustees of the target date funds can vote on whether to approve these combinations without shareholder approval, although shareholders will be provided with advance notice in writing of any combination affecting their target date funds.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The following chart displays how the advisor expects the asset allocations for the funds to change as their target retirement dates approach. The funds employ a risk-balanced optimization process which accounts for the flat glide path (The glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Balanced-Risk Allocation and increasing the allocation to money market funds. The actual asset allocations for the funds may differ from those shown in the chart below.

                                     (CHART)


    The following table lists the expected market exposure through the underlying fund, Balanced-Risk Allocation, to equities, commodities and fixed income. The table also includes the expected market exposure through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Balanced-Risk Allocation to reflect the near-term market environment around the strategic allocations. Due to the use of leverage in the underlying fund, Balanced-Risk Allocation, the percentages may not equal 100%.

                              10-50 YEARS FROM RETIREMENT        5 YEARS FROM RETIREMENT            AT RETIREMENT DATE
                            ------------------------------   ------------------------------   ------------------------------
                                       STRATEGIC                        STRATEGIC                        STRATEGIC
                            MINIMUM   ALLOCATION   MAXIMUM   MINIMUM   ALLOCATION   MAXIMUM   MINIMUM   ALLOCATION   MAXIMUM
                            -------   ----------   -------   -------   ----------   -------   -------   ----------   -------
Equities                      15.8%      29.6%       62.5%     12.6%      23.7%       50.0%      9.5%      17.8%       37.5%
----------------------------------------------------------------------------------------------------------------------------
Commodities                   13.7%      20.8%       35.6%     11.0%      17.4%       28.5%      8.2%      13.0%       21.4%
----------------------------------------------------------------------------------------------------------------------------
Fixed Income                  47.8%      81.6%      136.9%     38.3%      68.0%      109.5%     28.7%      51.0%       82.1%
----------------------------------------------------------------------------------------------------------------------------
Cash Equivalents               0.0%       0.0%        0.0%     20.0%      20.0%       20.0%     40.0%      40.0%       40.0%
----------------------------------------------------------------------------------------------------------------------------




    The following table is intended to help investors select an appropriate fund in which to invest, based upon their target retirement date.

TARGET RETIREMENT DATE                                                             FUND
----------------------                                                             ----
Retire before 2010                                                    Balanced-Risk Retirement Now
2010 - 2014                                                           Balanced-Risk Retirement 2010
2015 - 2024                                                           Balanced-Risk Retirement 2020
2025 - 2034                                                           Balanced-Risk Retirement 2030
2035 - 2044                                                           Balanced-Risk Retirement 2040
2045 - 2054                                                           Balanced-Risk Retirement 2050


AIM BALANCED-RISK ALLOCATION FUND (BALANCED-RISK ALLOCATION) SUMMARY

As the primary underlying fund of the funds, Balanced-Risk Allocation's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Balanced-Risk Allocation's investment objective may be changed by its Board of Trustees without shareholder approval.

    Balanced-Risk Allocation seeks to achieve its investment objective by investing, under normal market conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Balanced-Risk Allocation may invest in futures, swap agreements, including total return swaps, U.S. and foreign government debt securities and other securities and financially-linked instruments. Balanced-Risk Allocation will also invest in the Invesco Aim Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange traded notes and other securities and financially-linked instruments. Balanced-

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


Risk Allocation will maintain a significant percentage of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for Balanced-Risk Allocation's obligations under derivative transactions. Balanced-Risk Allocation's investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Balanced-Risk Allocation could lose more than originally invested in the derivative.

    Balanced-Risk Allocation will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary is advised by the advisor and has a similar investment objective as Balanced-Risk Allocation. The Subsidiary, unlike Balanced-Risk Allocation, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes
(ETNs), that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary's derivative positions. Balanced-Risk Allocation may invest up to 25% of its total assets in the Subsidiary. Balanced-Risk Allocation will be subject to the risks associated with any investments by the Subsidiary to the extent of Balanced-Risk Allocation's investment in the Subsidiary.

    Relative to traditional balanced portfolios, Balanced-Risk Allocation will seek to provide greater capital loss protection during down markets. The portfolio's management team will seek to accomplish this through a three-step investment process.

    The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset's theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of Balanced-Risk Allocation.

    The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create an optimized portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to Balanced-Risk Allocation.

    The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas -- opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure -- by setting controlled tactical ranges around the optimal long-term asset allocation. The tactical ranges differ for each asset based on the management team's estimates of such asset's volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash, and cash equivalent instruments, including affiliated money market funds. By using derivatives, Balanced-Risk Allocation is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

    Balanced-Risk Allocation is non-diversified, which means that it may invest a greater percentage of its assets in any one issuer than may a diversified fund.

    Balanced-Risk Allocation's investments in the types of securities described in the prospectus vary from time to time, and at any time, Balanced-Risk Allocation may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of Balanced-Risk Allocation are applied at the time of purchase.

    Balanced-Risk Allocation and the Subsidiary employ a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, Balanced-Risk Allocation and the Subsidiary generally maintain a substantial amount of their assets in cash and cash equivalents. Cash and cash equivalents will be posted as required margin for futures contracts, as required segregation under Securities and Exchange Commission rules and to collateralize swap exposure. Additional cash or cash equivalents will be maintained to meet redemptions. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, Balanced-Risk Allocation or the Subsidiary may temporarily hold an even greater portion of its assets in cash, cash equivalents (including affiliated money market funds) or high quality debt instruments than it holds under normal circumstances. As a result Balanced-Risk Allocation or the Subsidiary may not achieve its investment objective.

    The Subsidiary has a similar objective to Balanced-Risk Allocation's and generally employs a similar investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds.

RISKS

    Because each fund is a fund of funds, each fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the funds and the underlying funds are set forth below:

    Fund of Funds Risk -- Each fund pursues its investment objective by investing its assets in underlying funds rather than investing directly in stocks, bonds, cash or other investments. Each fund's investment performance depends on the investment performance of the underlying funds in

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


which it invests. An investment in a fund, because it is a fund of funds, is subject to the risks associated with investments in the underlying funds in which the fund invests. Each fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which it invests.

    There is a risk that the advisor's evaluations and assumptions regarding a fund's broad asset classes or the underlying funds in which a fund invests may be incorrect based on actual market conditions. In addition, at times the segment of the market represented by an underlying fund may be out of favor and under perform other segments (e.g. growth stocks). There is a risk that a fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, a fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the funds invest, and may be subject to potential conflicts of interest in selecting underlying funds because the advisor and an affiliate of the advisor, may receive higher fees from certain underlying funds than others. However, as a fiduciary to each fund, the advisor is required to act in the funds' best interest when selecting underlying funds.

    Market Risk--The prices of and the income generated by securities held by a fund may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

    Money Market Fund Risk--A fund's investment in money market funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the funds. Each money market fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--A fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of a fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which a fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The funds may enter into repurchase agreements. If the seller of a repurchase agreement in which a fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that a fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Foreign Securities Risk--The dollar value of a fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of a fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

    Developing Markets Securities Risk--The factors described above for "Foreign Securities Risk" may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries (i.e., those that are in the initial stages of their industrial cycle) have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    Commodity Risk--A fund or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject a fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leverage ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

    Subsidiary Risk--By investing in the Subsidiary, Balanced-Risk Allocation is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the funds and are subject to the same risks that apply to similar investments if held directly by the funds. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Balanced-Risk Allocation, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Balanced-Risk Allocation and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the fund.

    Derivatives Risk--Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund. In addition, the use of certain derivatives may cause the fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates.)

    Leverage Risk--Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. A fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause a fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities. There can be no assurance that a fund's leverage strategy will be successful.

    Counterparty Risk--Individually negotiated, or over-the-counter, derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction of the fund.

    Currency/Exchange Rate Risk--A fund may buy or sell currencies other than the U.S. Dollar and use derivatives involving foreign currencies in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

    Limited Number of Holdings Risk--Because a large percentage of a fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investments in the fund.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by a fund's portfolio managers will produce the desired results.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Non-Diversification Risk--Because it is non-diversified, a fund, other than the money market funds, may invest in securities of fewer issuers than if it were diversified. Thus, the value of a fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar charts show the performance of the funds' Institutional Class shares. Institutional Class shares are not subject to front-end or back-end sales loads.

BALANCED-RISK RETIREMENT NOW--INSTITUTIONAL CLASS



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                    RETURN
----------------------                                                   -------
2008..................................................................   -17.23%




---------------------

BALANCED-RISK RETIREMENT 2010--INSTITUTIONAL CLASS



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                    RETURN
----------------------                                                   -------
2008..................................................................   -18.82%




---------------------

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2020--INSTITUTIONAL CLASS



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                    RETURN
----------------------                                                   -------
2008..................................................................   -27.41%




---------------------

BALANCED-RISK RETIREMENT 2030--INSTITUTIONAL CLASS



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                    RETURN
----------------------                                                   -------
2008..................................................................   -33.46%




---------------------

BALANCED-RISK RETIREMENT 2040--INSTITUTIONAL CLASS



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                    RETURN
----------------------                                                   -------
2008..................................................................   -35.94%




---------------------

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2050--INSTITUTIONAL CLASS



                                                                          ANNUAL
                                                                          TOTAL
YEAR ENDED DECEMBER 31                                                    RETURN
----------------------                                                   -------
2008..................................................................   -37.42%




---------------------



    The year-to-date total return for each fund as of September 30, 2009 was as follows:

                                                      YEAR-TO-DATE TOTAL RETURN
FUND                                                     (SEPTEMBER 30, 2009)
----------------------------------------------------------------------------------
Balanced-Risk Retirement Now--Institutional Class               14.13%

Balanced-Risk Retirement 2010--Institutional Class              15.12%

Balanced-Risk Retirement 2020--Institutional Class              21.87%

Balanced-Risk Retirement 2030--Institutional Class              27.29%

Balanced-Risk Retirement 2040--Institutional Class              28.90%

Balanced-Risk Retirement 2050--Institutional Class              29.64%
----------------------------------------------------------------------------------




    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                          HIGHEST QUARTERLY
                                                RETURN                    LOWEST QUARTERLY RETURN
FUND                                       (QUARTER ENDED)                    (QUARTER ENDED)
--------------------------------------------------------------------------------------------------------
Balanced-Risk Retirement                (0.57)%  June 30, 2008           (8.73)%  December 31, 2008
  Now--Institutional Class
Balanced-Risk Retirement                (0.62)%  June 30, 2008           (9.73)%  December 31, 2008
  2010--Institutional Class
Balanced-Risk Retirement                (1.28)%  June 30, 2008          (15.38)%  December 31, 2008
  2020--Institutional Class
Balanced-Risk Retirement                (1.87)%  June 30, 2008          (19.57)%  December 31, 2008
  2030--Institutional Class
Balanced-Risk Retirement                (2.45)%  June 30, 2008          (21.31)%  December 31, 2008
  2040--Institutional Class
Balanced-Risk Retirement                (2.81)%  June 30, 2008          (22.35)%  December 31, 2008
  2050--Institutional Class
--------------------------------------------------------------------------------------------------------



PERFORMANCE TABLE
The following performance table compares each fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark, as applicable. The benchmarks may not reflect payment of fees, expenses or taxes. The funds are not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the funds may deviate significantly from the performance of the benchmarks shown below.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                              SINCE       INCEPTION
(for the periods ended December 31, 2008)                       1 YEAR    INCEPTION(1)       DATE
-------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT NOW--INSTITUTIONAL CLASS                                          01/31/07
  Return Before Taxes                                           (17.23)%      (7.65)%
  Return After Taxes on Distributions                           (18.92)       (9.58)
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                     (10.92)       (7.35)
-------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(2)                        (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays
  Capital U.S. Aggregate Index(3)                               (22.04)       (9.80)       01/31/07
Custom Independence Now Index(3,4)                              (13.84)       (4.71)       01/31/07
Custom Balanced-Risk Retirement Now Index(3,5)                      --           --
Lipper Mixed-Asset Target Allocation Conservative Funds
  Index(3,6)                                                    (16.20)       (6.44)       01/31/07
-------------------------------------------------------------------------------------------------------

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


PERFORMANCE INFORMATION (continued)
---------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                              SINCE       INCEPTION
(for the periods ended December 31, 2008)                       1 YEAR    INCEPTION(1)       DATE
-------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2010--INSTITUTIONAL CLASS                                         01/31/07
  Return Before Taxes                                           (18.82)       (8.52)
  Return After Taxes on Distributions                           (20.07)       (9.82)
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                     (12.08)       (7.83)
-------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(2)                        (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays
  Capital U.S. Aggregate Index(7)                               (22.04)       (9.80)       01/31/07
Custom Independence 2010 Index(4,7)                             (15.68)       (5.76)       01/31/07
Custom Balanced-Risk Retirement 2010 Index(5,7)                     --           --
Lipper Mixed-Asset Target 2010 Funds Index(7,8)                 (22.20)       (9.96)       01/31/07
-------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2020--INSTITUTIONAL CLASS                                         01/31/07
  Return Before Taxes                                           (27.41)      (14.17)
  Return After Taxes on Distributions                           (28.27)      (15.11)
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                     (17.63)      (12.31)
-------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(2)                        (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays
  Capital U.S. Aggregate Index(9)                               (22.04)       (9.80)       01/31/07
Custom Independence 2020 Index(4,9)                             (23.59)      (10.73)       01/31/07
Custom Balanced-Risk Retirement 2020 Index(5,9)                     --           --
Lipper Mixed-Asset Target 2020 Funds Index(9,10)                (29.05)      (14.23)       01/31/07
-------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2030--INSTITUTIONAL CLASS                                         01/31/07
  Return Before Taxes                                           (33.46)      (18.23)
  Return After Taxes on Distributions                           (34.08)      (19.05)
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                     (21.51)      (15.55)
-------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(2)                        (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays
  Capital U.S. Aggregate Index(11)                              (22.04)       (9.80)       01/31/07
Custom Independence 2030 Index(4,11)                            (31.29)      (15.74)       01/31/07
Custom Balanced-Risk Retirement 2030 Index(5,11)                    --           --
Lipper Mixed-Asset Target 2030 Funds Index(11,12)               (35.76)      (18.32)       01/31/07
-------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2040--INSTITUTIONAL CLASS                                         01/31/07
  Return Before Taxes                                           (35.94)      (19.91)
  Return After Taxes on Distributions                           (36.46)      (20.70)
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                     (23.13)      (16.89)
-------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(2)                        (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays
  Capital U.S. Aggregate Index(13)                              (22.04)       (9.80)       01/31/07
Custom Independence 2040 Index(4,13)                            (34.79)      (18.10)       01/31/07
Custom Balanced-Risk Retirement 2040 Index(5,13)                    --           --
Lipper Mixed-Asset Target 2040 Funds Index(13,14)               (37.36)      (20.04)       01/31/07
-------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2050--INSTITUTIONAL CLASS                                         01/31/07
  Return Before Taxes                                           (37.42)      (20.98)
  Return After Taxes on Distributions                           (38.00)      (21.84)
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                     (23.99)      (17.76)
-------------------------------------------------------------------------------------------------------
S&P 500--Registered Trademark-- Index(2)                        (36.99)      (19.82)       01/31/07
60% S&P 500--Registered Trademark-- Index/40% Barclays
  Capital U.S. Aggregate Index(15)                              (22.04)       (9.80)       01/31/07
Custom Independence 2050 Index(4,15)                            (37.27)      (19.81)       01/31/07
Custom Balanced-Risk Retirement 2050 Index(5,15)                    --           --
Lipper Mixed-Asset Target 2050+ Funds Category
  Average(15,16)                                                (38.93)      (21.51)       01/31/07
-------------------------------------------------------------------------------------------------------



 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
  (1) Since inception performance is only provided for a class with less than ten calendar years of performance.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------


  (2) The fund has elected to use the Standard & Poor's 500 Index as its broad-based benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.
  (3) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence Now Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement Now Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement Now Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target Allocation Conservative Funds Index (which may or may not include the fund) is included for comparison to a peer group.
  (4) The Custom Independence Indexes, created by Invesco Aim to serve as style specific benchmarks for the Independence Funds, are composed of the following indexes: Russell 3000, Morgan Stanley Capital International Europe, Australasia and Far East, FTSE National Association of Real Estate Investment Trusts Equity Real Estate Investment Trusts, Barclays Capital U.S. Universal and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the funds. Therefore, the current composition of the indexes does not reflect their historical composition. The Russell 3000(R) Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell(R) is a trademark of the Frank Russell Co. The MSCI EAFE(R) Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS. The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.
  (5) The Custom Balanced-Risk Retirement Indexes are created by Invesco Aim to serve as style specific benchmark for Balanced-Risk Retirement Funds. From the inception of the funds to November 4, 2009, the indexes were composed of the corresponding Custom Independence Index. November 4, 2009 through November 30, 2009, the indexes were composed of the Morgan Stanley Capital International World Index, JPM Global Government Bonds Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. Since December 1, 2009, the indexes are composed of the Morgan Stanley Capital International World Index, Barclays Capital US Aggregate Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the funds. Therefore, the current composition of the indexes does not reflect their historical composition and will likely be altered in the future to better reflect the objective of the funds. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The JP Morgan Global Government Bonds Index is a market capitalization weighted index that tracks government bond securities of developed markets. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.
  (6) The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category. These funds, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.
  (7) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2010 Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement 2010 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2010 Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target 2010 Funds Index (which may or may not include the fund) is included for comparison to a peer group.
  (8) The Lipper Mixed-Asset Target 2010 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2010 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2010.
  (9) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2020 Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement 2020 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2020 Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target 2020 Funds Index (which may or may not include the fund) is included for comparison to a peer group.
 (10) The Lipper Mixed-Asset Target 2020 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2020 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.
 (11) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2030 Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement 2030 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2030 Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target 2030 Funds Index (which may or may not include the fund) is included for comparison to a peer group.
 (12) The Lipper Mixed-Asset Target 2030 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2030 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026, to December 31, 2030.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------


 (13) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2040 Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement 2040 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2040 Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target 2040 Funds Index (which may or may not include the fund) is included for comparison to a peer group.
 (14) The Lipper Mixed-Asset Target 2040 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target 2040 Funds category. The funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040.
 (15) Effective November 4, 2009 through November 30, 2009, in connection with the fund's objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2050 Index, the fund's previous style specific benchmark, to the Custom Balanced-Risk Retirement 2050 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2050 Index to better reflect the investments of the fund. In addition, the fund has elected to use a 60%/40% combination of the Standard & Poor's 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The Lipper Mixed-Asset Target 2050+ Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.
 (16) The Lipper Mixed-Asset Target 2050+ Funds Category Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045. For those funds where the new Lipper index has less than a 5-year history, the category average will be used until the Lipper index has sufficient history.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                   BALANCED-RISK  BALANCED-RISK  BALANCED-RISK  BALANCED-RISK  BALANCED-RISK  BALANCED-RISK
(fees paid directly from your        RETIREMENT     RETIREMENT     RETIREMENT     RETIREMENT     RETIREMENT     RETIREMENT
investment)                             NOW            2010           2020           2030           2040           2050
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                                  None           None           None           None           None           None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)            None           None           None           None           None           None
---------------------------------------------------------------------------------------------------------------------------




ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                   BALANCED-RISK  BALANCED-RISK  BALANCED-RISK  BALANCED-RISK  BALANCED-RISK  BALANCED-RISK
(expenses that are deducted from     RETIREMENT     RETIREMENT     RETIREMENT     RETIREMENT     RETIREMENT     RETIREMENT
fund assets)                            NOW            2010           2020           2030           2040           2050
---------------------------------------------------------------------------------------------------------------------------
Management Fees(2)                      None           None           None           None           None           None

Distribution and/or Service (12b-
  1) Fees                               None           None           None           None           None           None

Other Expenses                         11.41%          5.02%          2.98%          3.50%          7.72%         10.22%

Acquired Fund Fees and
  Expenses(3)                           0.56           0.56           0.79           0.79           0.79           0.79

Total Annual Fund Operating
  Expenses                             11.97           5.58           3.77           4.29           8.51          11.01

Fee Waiver(4)                          11.41           5.02           2.97           3.49           7.71          10.21

Net Annual Fund Operating
  Expenses                              0.56           0.56           0.80           0.80           0.80           0.80
---------------------------------------------------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds' investments in underlying funds also advised by Invesco Aim. See Acquired Fund Fees and Expenses below.
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the fund invests in also bear a portion of the fund fees and expenses of the investment companies they invest in which are estimated to be 0.07% for

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


    FEE TABLE AND EXPENSE EXAMPLE (continued)
    ---------------------------------------------------------------------------


    Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010 and 0.12% for Balanced-Risk Retirement 2020, Balanced-Risk Retirement 2030, Balanced-Risk Retirement 2040 and Balanced-Risk Retirement 2050.
(4) Effective November 4, 2009, the funds' advisor has contractually agreed, through at least November 4, 2010, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of the Institutional Class shares to 0.00% of average daily net assets of Balanced-Risk Retirement Now, Balanced-Risk Retirement 2010, Balanced-Risk Retirement 2020, Balanced-Risk Retirement 2030, Balanced-Risk Retirement 2040 and Balanced-Risk Retirement 2050. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.


    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in different classes of the funds with the cost of investing in other mutual funds.


    The expense example assumes you:

  (i)   invest $10,000 in the fund for the time periods indicated;

  (ii)  redeem all of your shares at the end of the periods indicated;

  (iii) earn a 5% return on your investment before operating expenses each year; and

  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements and includes the estimated indirect expenses of the underlying funds).


    Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR        3 YEARS       5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------
Balanced-Risk Retirement Now          $57         $2,386        $4,402        $8,333
Balanced-Risk Retirement 2010          57          1,216         2,361         5,167
Balanced-Risk Retirement 2020          82            877         1,692         3,819
Balanced-Risk Retirement 2030          82            982         1,895         4,236
Balanced-Risk Retirement 2040          82          1,793         3,387         6,907
Balanced-Risk Retirement 2050          82          2,240         4,147         7,998
-----------------------------------------------------------------------------------------





HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the Securities and Exchange Commission (SEC) and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10 year period;
  - Your investment has a 5% return before expenses each year; and
  - Each fund's current annual expense ratios include any applicable contractual fee waiver or expense reimbursement for the period committed and includes the estimated indirect expenses of the underlying funds.

    There is no assurance that the annual expense ratio will be the expense ratio for the funds' Institutional classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



BALANCED-RISK RETIREMENT NOW --
INSTITUTIONAL CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.56%       11.97%       11.97%       11.97%       11.97%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.44%       (2.84%)      (9.61%)     (15.91%)     (21.77%)
End of Year Balance                     $10,444.00    $9,716.05    $9,038.84    $8,408.84    $7,822.74
Estimated Annual Expenses               $    57.24    $1,206.58    $1,122.48    $1,044.24    $  971.46
------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT NOW --
INSTITUTIONAL CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                     11.97%       11.97%       11.97%       11.97%       11.97%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses           (27.23%)     (32.30%)     (37.02%)     (41.41%)     (45.49%)
End of Year Balance                      $7,277.50    $6,770.25    $6,298.37    $5,859.37    $5,450.97
Estimated Annual Expenses                $  903.75    $  840.76    $  782.16    $  727.64    $  676.92
---------------------------------------------------------------------------------------------------------


          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------



BALANCED-RISK RETIREMENT 2010 --
INSTITUTIONAL CLASS                       YEAR 1         YEAR 2         YEAR 3         YEAR 4         YEAR 5
---------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.56%          5.58%          5.58%          5.58%          5.58%
Cumulative Return Before Expenses            5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses             4.44%          3.83%          3.23%          2.63%          2.04%
End of Year Balance                     $10,444.00     $10,383.42     $10,323.20     $10,263.33     $10,203.80
Estimated Annual Expenses               $    57.24     $   581.09     $   577.71     $   574.36     $   571.03
---------------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2010 --
INSTITUTIONAL CLASS                       YEAR 6         YEAR 7         YEAR 8         YEAR 9         YEAR 10
------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      5.58%          5.58%          5.58%          5.58%          5.58%
Cumulative Return Before Expenses           34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses             1.45%          0.86%          0.27%         (0.31%)        (0.89%)
End of Year Balance                     $10,144.62     $10,085.78     $10,027.28      $9,969.12      $9,911.30
Estimated Annual Expenses               $   567.72     $   564.43     $   561.15      $  557.90      $  554.66
------------------------------------------------------------------------------------------------------------------





BALANCED-RISK RETIREMENT 2020 --
INSTITUTIONAL CLASS                       YEAR 1         YEAR 2         YEAR 3         YEAR 4         YEAR 5
---------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.80%          3.77%          3.77%          3.77%          3.77%
Cumulative Return Before Expenses            5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses             4.20%          5.48%          6.78%          8.09%          9.42%
End of Year Balance                     $10,420.00     $10,548.17     $10,677.91     $10,809.25     $10,942.20
Estimated Annual Expenses               $    81.68     $   395.25     $   400.11     $   405.03     $   410.01
---------------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2020 --
INSTITUTIONAL CLASS                       YEAR 6         YEAR 7         YEAR 8         YEAR 9         YEAR 10
------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      3.77%          3.77%          3.77%          3.77%          3.77%
Cumulative Return Before Expenses           34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses            10.77%         12.13%         13.51%         14.91%         16.32%
End of Year Balance                     $11,076.79     $11,213.03     $11,350.95     $11,490.57     $11,631.91
Estimated Annual Expenses               $   415.06     $   420.16     $   425.33     $   430.56     $   435.86
------------------------------------------------------------------------------------------------------------------




(1) Your actual expenses may be higher or lower than those shown.

BALANCED-RISK RETIREMENT 2030 --
INSTITUTIONAL CLASS                       YEAR 1         YEAR 2         YEAR 3         YEAR 4         YEAR 5
---------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.80%          4.29%          4.29%          4.29%          4.29%
Cumulative Return Before Expenses            5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses             4.20%          4.94%          5.68%          6.44%          7.19%
End of Year Balance                     $10,420.00     $10,493.98     $10,568.49     $10,643.53     $10,719.09
Estimated Annual Expenses               $    81.68     $   448.60     $   451.79     $   455.00     $   458.23
---------------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2030 --
INSTITUTIONAL CLASS                       YEAR 6         YEAR 7         YEAR 8         YEAR 9         YEAR 10
------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      4.29%          4.29%          4.29%          4.29%          4.29%
Cumulative Return Before Expenses           34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses             7.95%          8.72%          9.49%         10.27%         11.05%
End of Year Balance                     $10,795.20     $10,871.85     $10,949.04     $11,026.77     $11,105.06
Estimated Annual Expenses               $   461.48     $   464.76     $   468.06     $   471.38     $   474.73
------------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2040 --
INSTITUTIONAL CLASS                       YEAR 1         YEAR 2         YEAR 3         YEAR 4         YEAR 5
---------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.80%          8.51%          8.51%          8.51%          8.51%
Cumulative Return Before Expenses            5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses             4.20%          0.54%         (2.99%)        (6.39%)        (9.68%)
End of Year Balance                     $10,420.00     $10,054.26      $9,701.35      $9,360.84      $9,032.27
Estimated Annual Expenses               $    81.68     $   871.18      $  840.60      $  811.10      $  782.63
---------------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2040 --
INSTITUTIONAL CLASS                       YEAR 6         YEAR 7         YEAR 8         YEAR 9         YEAR 10
------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      8.51%          8.51%          8.51%          8.51%          8.51%
Cumulative Return Before Expenses           34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses           (12.85%)       (15.91%)       (18.86%)       (21.71%)       (24.45%)
End of Year Balance                      $8,715.24      $8,409.33      $8,114.17      $7,829.36      $7,554.55
Estimated Annual Expenses                $  755.16      $  728.65      $  703.07      $  678.40      $  654.59
------------------------------------------------------------------------------------------------------------------




BALANCED-RISK RETIREMENT 2050 --
INSTITUTIONAL CLASS                       YEAR 1         YEAR 2         YEAR 3         YEAR 4         YEAR 5
---------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.80%         11.01%         11.01%         11.01%         11.01%
Cumulative Return Before Expenses            5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses             4.20%         (2.06%)        (7.95%)       (13.48%)       (18.68%)
End of Year Balance                     $10,420.00      $9,793.76      $9,205.15      $8,651.92      $8,131.94
Estimated Annual Expenses               $    81.68      $1,112.77      $1,045.89      $  983.03      $  923.95
---------------------------------------------------------------------------------------------------------------

BALANCED-RISK RETIREMENT 2050 --
INSTITUTIONAL CLASS                       YEAR 6         YEAR 7         YEAR 8         YEAR 9         YEAR 10
------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                     11.01%         11.01%         11.01%         11.01%         11.01%
Cumulative Return Before Expenses           34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses           (23.57%)       (28.16%)       (32.48%)       (36.54%)       (40.35%)
End of Year Balance                      $7,643.21      $7,183.86      $6,752.11      $6,346.30      $5,964.89
Estimated Annual Expenses                $  868.42      $  816.23      $  767.17      $  721.07      $  677.73
------------------------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.



DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the SEC within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. To reach this information, access a fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:


----------------------------------------------------------------------------------------------------------
                                            APPROXIMATE DATE OF                 INFORMATION REMAINS
 INFORMATION                                  WEBSITE POSTING                    POSTED ON WEBSITE
----------------------------------------------------------------------------------------------------------
 Top ten holdings as of month-end   15 days after month-end             Until posting of the following
                                                                         month's top ten holdings
----------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of  30 days after calendar quarter-end  For one year calendar quarter-end
----------------------------------------------------------------------------------------------------------


A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio holdings is available in the funds' Statement of Additional Information, which is available at http://www.invescoaim.com.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS
Invesco Aim serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages investment portfolios, including the funds, encompassing a broad range of investment objectives.

    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:

    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at An der Welle 5, 1st Floor; Frankfurt, Germany 60322, which has acted as an investment advisor since 1998.

    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.

    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.

    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.

    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.

    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.

    Invesco Trimark Ltd. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1981.

    It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global will be merged into Invesco Institutional, which will be named Invesco Advisers, Inc. The combined entity will serve as the funds' investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the funds' Statement of Additional Information.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG)(the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors)(the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the funds.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the fund's Statement of Additional Information.

ADVISOR COMPENSATION
The advisor does not receive a management fee from the funds.

    Invesco Aim, not the fund, pays sub-advisory fees, if any.

    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement and investment sub-advisory agreements of the funds is available in the funds' most recent report to shareholders for the six-month period ended June 30.

PORTFOLIO MANAGERS
Investment decisions for the funds are made by the investment management team at Invesco Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of the funds' portfolios:

- Scott Wolle, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1999.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------


- Scott Hixon, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1994.
- Mark Ahnrud, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.
- Chris Devine, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1998.
- Christian Ulrich, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.

    The Portfolio Managers are assisted by research analysts on Invesco's Global Asset Allocation Team. Team members provide research support and make securities recommendations with respect to each fund's portfolio, but do not have day-to-day management responsibilities with respect to each fund's portfolio. More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in the funds, a description of their compensation structure and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
Each fund expects, based on its investment objectives and strategies, that its income will consist of both ordinary income and capital gains.

DIVIDENDS

Balanced-Risk Retirement Now generally declares and pays dividends, if any, quarterly. Balanced-Risk Retirement 2010, Balanced-Risk Retirement 2020, Balanced-Risk Retirement 2030, Balanced-Risk Retirement 2040 and Balanced-Risk Retirement 2050 generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains (net any capital loss carryovers), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. Due to the 2008-2009 economic downturn, many funds have experienced capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains. Capital gains distributions may vary considerably from year to year as a result of each fund's normal investment activities and cash flows.

SUITABILITY FOR INVESTORS
The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, corporations investing for their own accounts, defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or
(c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans, funds of funds or other pooled investment vehicles; and the minimum initial investment requirement for all other investors for which the Institutional Classes of the funds are available is $1 million.

    The Institutional Classes of the funds are designed to be convenient and economical vehicles in which institutional investors can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

    The six-month period ended June 30, 2009, was unaudited. The information, other than for the period ended June 30, 2009, has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in each fund's annual report, which is available upon request.


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT NOW --
INSTITUTIONAL CLASS
Six months ended 06/30/09     7.59       0.15          0.14          0.29       (0.14)          --          (0.14)        7.74
Year ended 12/31/08           9.78       0.46         (2.09)        (1.63)      (0.53)       (0.03)         (0.56)        7.59
Year ended 12/31/07(f)       10.02       0.43         (0.07)         0.36       (0.56)       (0.04)         (0.60)        9.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET  RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS      INCOME
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS   NET ASSETS   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT NOW --
INSTITUTIONAL CLASS
Six months ended 06/30/09      3.90         45               0.02(e)          11.23(e)       3.93(e)        17
Year ended 12/31/08          (17.23)        43               0.06             11.41          5.14           36
Year ended 12/31/07(f)         3.74         52               0.16(g)          28.35(g)       4.66(g)        27
__________________________________________________________________________________________________________________
==================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.65% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.68% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $42 for Institutional Class shares.
(f)    Commencement date of January 31, 2007 for Institutional Class shares.
(g)    Annualized.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2010 --
INSTITUTIONAL CLASS
Six months ended 06/30/09     7.74       0.15          0.15          0.30          --           --             --          8.04
Year ended 12/31/08          10.03       0.50         (2.39)        (1.89)      (0.37)       (0.03)         (0.40)         7.74
Year ended 12/31/07(f)       10.02       0.45         (0.07)         0.38       (0.35)       (0.02)         (0.37)        10.03
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET  RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS      INCOME
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS   NET ASSETS   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2010 --
INSTITUTIONAL CLASS
Six months ended 06/30/09      3.88         10               0.04(e)           4.37(e)       4.05(e)        19
Year ended 12/31/08          (18.82)        10               0.08              5.02          5.25           37
Year ended 12/31/07(f)         3.87         52               0.17(g)          16.02(g)       4.75(g)        15
__________________________________________________________________________________________________________________
==================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.69% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.70% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are based on average daily net assets (000's omitted) of $10 for Institutional Class shares.
(f)    Commencement date of January 31, 2007 for Institutional Class shares.
(g)    Annualized.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


FINANCIAL HIGHLIGHTS (continued)
-------------------------------------------------------------------------------



                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2020 --
INSTITUTIONAL CLASS
Six months ended 06/30/09     6.95       0.13          0.33          0.46          --           --             --         7.41
Year ended 12/31/08           9.99       0.42         (3.16)        (2.74)      (0.26)       (0.04)         (0.30)        6.95
Year ended 12/31/07(f)       10.02       0.43         (0.15)         0.28       (0.26)       (0.05)         (0.31)        9.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET  RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS      INCOME
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS   NET ASSETS   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2020 --
INSTITUTIONAL CLASS
Six months ended 06/30/09      6.62          9               0.07(e)          2.07(e)        3.71(e)        18
Year ended 12/31/08          (27.41)         9               0.13             2.98           4.78           30
Year ended 12/31/07(f)         2.80         12               0.25(g)          9.67(g)        4.58(g)        37
__________________________________________________________________________________________________________________
==================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.74% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.78% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are based on average daily net assets (000's omitted) of $9 for Institutional Class shares.
(f)    Commencement date of January 31, 2007 for Institutional Class shares.
(g)    Annualized.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2030 --
INSTITUTIONAL CLASS
Six months ended 06/30/09     6.34       0.09          0.44          0.53          --           --             --         6.87
Year ended 12/31/08           9.90       0.32         (3.63)        (3.31)      (0.20)       (0.05)         (0.25)        6.34
Year ended 12/31/07(f)       10.02       0.37         (0.15)         0.22       (0.29)       (0.05)         (0.34)        9.90
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET  RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS      INCOME
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS   NET ASSETS   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2030 --
INSTITUTIONAL CLASS
Six months ended 06/30/09      8.36          9               0.11(e)           2.61(e)       3.00(e)        10
Year ended 12/31/08          (33.46)         8               0.15              3.50          3.75           17
Year ended 12/31/07(f)         2.23         12               0.25(g)          13.07(g)       3.85(g)        31
__________________________________________________________________________________________________________________
==================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.76% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.80% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $8 for Institutional Class shares.
(f)    Commencement date of January 31, 2007 for Institutional Class shares.
(g)    Annualized.

          -------------------------------------------------------------
          BALANCED-RISK RETIREMENT NOW - BALANCED-RISK RETIREMENT 2010 BALANCED-RISK RETIREMENT 2020 - BALANCED-RISK RETIREMENT 2030 BALANCED-RISK RETIREMENT 2040 - BALANCED-RISK RETIREMENT 2050
          -------------------------------------------------------------


FINANCIAL HIGHLIGHTS (continued)
-------------------------------------------------------------------------------



                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2040 --
INSTITUTIONAL CLASS
Six months ended 06/30/09     6.09       0.07          0.45          0.52          --           --             --         6.61
Year ended 12/31/08           9.84       0.28         (3.82)        (3.54)      (0.17)       (0.04)         (0.21)        6.09
Year ended 12/31/07(f)       10.02       0.34         (0.14)         0.20       (0.29)       (0.09)         (0.38)        9.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET  RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS      INCOME
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS   NET ASSETS   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2040 --
INSTITUTIONAL CLASS
Six months ended 06/30/09      8.54         10               0.09(e)           4.82(e)       2.35(e)        11
Year ended 12/31/08          (35.94)         9               0.15              7.72          3.14           29
Year ended 12/31/07(f)         2.03         51               0.28(g)          21.86(g)       3.53(g)        20
__________________________________________________________________________________________________________________
==================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.78% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.81% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $8 for Institutional Class shares.
(f)    Commencement date of January 31, 2007 for Institutional Class shares.
(g)    Annualized.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2050 --
INSTITUTIONAL CLASS
Six months ended 06/30/09     5.87       0.05          0.43          0.48          --           --             --         6.35
Year ended 12/31/08           9.79       0.19         (3.86)        (3.67)      (0.18)       (0.07)         (0.25)        5.87
Year ended 12/31/07(f)       10.02       0.31         (0.14)         0.17       (0.30)       (0.10)         (0.40)        9.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET  RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS      INCOME
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS   NET ASSETS   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------
BALANCED-RISK RETIREMENT 2050 --
INSTITUTIONAL CLASS
Six months ended 06/30/09      8.18         18               0.08(e)           8.34(e)       1.82(e)        10
Year ended 12/31/08          (37.42)        32               0.15             10.22          2.37           27
Year ended 12/31/07(f)         1.78         51               0.28(g)          24.12(g)       3.27(g)        20
__________________________________________________________________________________________________________________
==================================================================================================================



(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.78% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.82% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $25 for Institutional Class shares.
(f)    Commencement date of January 31, 2007 for Institutional Class shares.
(g)    Annualized.

--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNT INFORMATION

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of these Funds, which are offered to certain eligible institutional investors.

    Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund's SAI, which is available on that same website or upon request free of charge. The website is not part of this prospectus.

SUITABILITY FOR INVESTORS
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

    Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or
(c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

    As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediary acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account;
(iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

PURCHASING SHARES
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution's policies.

SHARES SOLD WITHOUT SALES CHARGES
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

--------------------------------------------------------------------------------
MINIMUM INVESTMENTS
The minimum investments for Institutional Class accounts are as follows:

--------------------------------------------------------------
                                     INITIAL        ADDITIONAL
TYPE OF ACCOUNT                    INVESTMENTS     INVESTMENTS
--------------------------------------------------------------
Defined Contribution Plan (for
  which sponsor has $100MM in
  combined DC and DB assets)           $  0             $0
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Defined Contribution Plan (for
  which sponsor has less than
  $100MM in combined DC and DB
  assets)                              $10M             $0
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Banks, Trust Companies and
  certain other financial
  intermediaries                       $10M             $0
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Financial Intermediaries and
  other Corporations acting for
  their own accounts                   $ 1M             $0
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Foundations or Endowments              $ 1M             $0
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Other institutional investors          $ 1M             $0
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Defined Benefit Plan                   $  0             $0
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Pooled investment vehicles
  (e.g., Fund of Funds)                $  0             $0
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


HOW TO PURCHASE SHARES

PURCHASE OPTIONS
-----------------------------------------------------
                                          ADDING TO
           OPENING AN ACCOUNT             AN ACCOUNT
-----------------------------------------------------
Through    Contact your financial         Contact
a          adviser or financial           your
Finan-     intermediary. The financial    financial
cial       adviser or financial           adviser or
Adviser    intermediary should mail       financial
or         your completed account         intermedi-
Finan-     application to the transfer    ary.
cial       agent,
Interme-
diary
           Invesco Aim Investment Services, Inc.,
           P.O. Box 0843,
           Houston, TX 77210-0843.
           The financial adviser or financial
           intermediary should call the transfer
           agent at (800) 659-1005 to receive a
           reference number. Then, use the following
           wire instructions:
           Beneficiary Bank
           ABA/Routing #: 021000021
           Beneficiary Account Number: 00100366732
           Beneficiary Account Name: Invesco Aim
           Investment Services, Inc.
           RFB: Fund Name, Reference #
           OBI: Your Name, Account #
By         Open your account through a    Call the
Tele-      financial adviser or           transfer
phone      financial intermediary as      agent at
and Wire   described above.               (800) 659-
                                          1005 and
                                          wire
                                          payment for
                                          your
                                          purchase
                                          order in
                                          accordance
                                          with the
                                          wire
                                          instruc-
                                          tions
                                          listed
                                          above.
- - - - - - - - - - - - - - - - - - - - - - - - - -


    Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.


A-1        THE AIM FUNDS--INSTITUTIONAL CLASS

                                                                   INSTCL--02/10

REDEEMING SHARES

HOW TO REDEEM SHARES
--------------------------------------------------
Through a   Contact your financial adviser or
Financial   financial intermediary (including your
Adviser     retirement plan administrator).
or          Redemption proceeds will be sent in
Financial   accordance with the wire instructions
Interme-    specified in the account application
diary       provided to the transfer agent. The
            transfer agent must receive your
            financial adviser's or financial
            intermediary's call before the close
            of the customary trading session of
            the New York Stock Exchange (NYSE) on
            days the NYSE is open for business in
            order to effect the redemption at that
            day's closing price.
By          A person who has been authorized in
Telephone   the account application to effect
            transactions may make redemptions by
            telephone. You must call the transfer
            agent before the close of the
            customary trading session of the NYSE
            on days the NYSE is open for business
            in order to effect the redemption at
            that day's closing price.
- - - - - - - - - - - - - - - - - - - - - - - - -


TIMING AND METHOD OF PAYMENT
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

    If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

    We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

REDEMPTIONS IN KIND
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS INITIATED BY THE FUNDS
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

REDEMPTION FEES
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund's prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM China Fund         AIM Global Small &     AIM International
AIM Developing           Mid Cap Growth Fund    Growth Fund
  Markets Fund         AIM High Yield Fund    AIM International
AIM Floating Rate      AIM International        Small Company Fund
  Fund                   Allocation Fund      AIM International
AIM Global Core        AIM International        Total Return Fund
  Equity Fund            Core Equity Fund     AIM Japan Fund
AIM Global Equity                             AIM Trimark Fund
  Fund
AIM Global Growth
  Fund
AIM Global Real
  Estate Fund


    The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

    Redemption fees generally will not be charged in the following circumstances:
 Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
 Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
 Redemptions and exchanges effectuated pursuant to an intermediary's automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
 Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
 Redemptions or exchanges initiated by a Fund.

    The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:
 Shares acquired through the reinvestment of dividends and distributions. Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

    Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

    Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds' transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

    If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

    The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

EXCHANGING SHARES
    You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on

A-2        THE AIM FUNDS--INSTITUTIONAL CLASS
the same day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

    All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

EXCHANGE CONDITIONS
The following conditions apply to all exchanges:
 Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

    Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. ("Invesco Aim Distributors") will provide you with notice of such modification or termination if it is required to do so by law.

LIMIT ON THE NUMBER OF EXCHANGES
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:
 Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
 Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
 Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
 Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
 If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

    Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

    If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

RIGHTS RESERVED BY THE FUNDS
Each Fund and its agent reserves the right at any time to:
 Reject or cancel all or any part of any purchase or exchange order.
 Modify any terms or conditions related to the purchase, redemption or exchange of shares of any fund.
 Suspend, change or withdraw all or any part of the offering made by this Prospectus.

EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds' shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds. However, there is the risk that these Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

    Invesco Affiliates (defined below) currently use the following tools designed to discourage excessive short-term trading in the Funds:
 Trade activity monitoring.
 Trading guidelines.
 Redemption fees on trades in certain Funds.
 The use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund's shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund's yield could be negatively impacted.

    The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
 Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
 One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such fund.

TRADE ACTIVITY MONITORING
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts. Invesco Affiliates will use reasonable efforts to apply the Fund's policies uniformly given the practical limitations described above.

    The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds' transfer agent) and through conduit investment vehicles may be limited.


A-3        THE AIM FUNDS--INSTITUTIONAL CLASS

TRADING GUIDELINES
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

REDEMPTION FEES
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds' transfer agent) and through conduit investment vehicles may be limited.

FAIR VALUE PRICING
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

PRICING OF SHARES
DETERMINATION OF NET ASSET VALUE
The price of each Fund's shares is the Fund's net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco's Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

    Short-term Securities. The Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


A-4        THE AIM FUNDS--INSTITUTIONAL CLASS

    Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

    Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

    Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests.

    Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

    For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund's portfolio securities transactions are recorded no later than the first business day following the trade date.

    The Balanced-Risk Allocation Fund may invest up to 25% of its total assets in shares of its Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary's portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary's portfolio investments be marked-to-market (that is, the value on the Subsidiary's books changes) each business day to reflect changes in the market value of the investment.

TIMING OF ORDERS
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

TAXES
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

FUND TAX BASICS
 A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
 Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
 Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
 If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund's investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
 Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
 Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
 At the time you purchase your Fund shares, the Fund's net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as "buying a dividend."
 By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
 You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
 Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
 If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
 Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

    The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

    THIS DISCUSSION OF "TAXES" IS FOR GENERAL INFORMATION ONLY AND NOT TAX ADVICE. ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.


A-5        THE AIM FUNDS--INSTITUTIONAL CLASS

PAYMENTS TO FINANCIAL INTERMEDIARIES
Invesco Aim Distributors, the distributor or the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, "financial intermediaries" include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

    Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary's Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary's sales force or to the financial intermediary's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its "sales shelf"). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

    Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

    Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Funds' Boards of Trustees (collectively, the Board).

    You can find further details in the Fund's SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.


A-6        THE AIM FUNDS--INSTITUTIONAL CLASS

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds-- Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or


BY TELEPHONE:        (800) 959-4246

ON THE INTERNET:     You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our website: http://www.invescoaim.com


You can also review and obtain copies of the funds' SAI, financial reports, the funds' Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


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AIM Balanced-Risk Retirement Now Fund      AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2010 Fund     AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2020 Fund     AIM Balanced-Risk Retirement 2050 Fund
SEC 1940 Act file number: 811-02699
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



invescoaim.com       ABRR-PRO-2

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